UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Tammira Philippe, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                                         Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.97%
Consumer Discretionary - 14.18%
Abercrombie & Fitch Co., Class A	89,300	$ 1,886,016
American Eagle Outfitters, Inc.	96,000	2,383,680
BJ’s Restaurants, Inc.	37,000	2,671,400
DISH Network Corp., Class A*	62,000	2,217,120
Fiat Chrysler Automobiles NV*+	215,000	3,764,650
Ford Motor Co.	200,000	1,850,000
Lear Corp.	16,000	2,320,000
LGI Homes, Inc.*+	41,400	1,964,016
Party City Holdco, Inc.*	170,000	2,303,500
RH*	17,600	2,305,776
Sonic Automotive, Inc., Class A	58,000	1,122,300
Tailored Brands, Inc.+	75,000	1,889,250
Vista Outdoor, Inc.*	65,000	1,162,850
William Lyon Homes, Class A*	94,000	1,493,660
Winnebago Industries, Inc.	71,200	2,360,280

		31,694,498

Consumer Staples - 3.19%
Adecoagro SA*	150,000	1,102,500
Constellation Brands, Inc., Class A	11,500	2,479,630
SpartanNash Co.	38,000	762,280
Sysco Corp.	38,000	2,783,500

		7,127,910

Energy - 8.62%
Apache Corp.	30,000	1,430,100
Archrock, Inc.	108,300	1,321,260
CONSOL Energy, Inc.*	37,000	1,509,970
Continental Resources, Inc./OK*	35,400	2,417,112
Denbury Resources, Inc.*	700,000	4,340,000
Diamondback Energy, Inc.	18,500	2,501,015
Newfield Exploration Co.*	72,000	2,075,760
Par Pacific Holdings, Inc.*	65,000	1,326,000
PBF Energy, Inc., Class A	47,000	2,345,770

		19,266,987

Financials - 13.21%
Aflac, Inc.	59,800	2,814,786
Ally Financial, Inc.	73,400	1,941,430
Ameriprise Financial, Inc.	15,500	2,288,730
Credit Acceptance Corp.*	6,900	3,022,683
Enova International, Inc.*	61,000	1,756,800
Northern Trust Corp.	21,500	2,195,795
Progressive Corp. (The)	52,000	3,694,080

Industry Company	Shares	Value

Financials (continued)
Prudential Financial, Inc.	22,000	$ 2,229,040
Santander Consumer USA Holdings, Inc.	105,000	2,104,200
Synchrony Financial	80,000	2,486,400
Toronto-Dominion Bank (The)	42,000	2,553,600
Unum Group	62,500	2,441,875

		29,529,419

Health Care - 13.22%
AmerisourceBergen Corp.	24,900	2,296,278
AMN Healthcare Services, Inc.*	20,000	1,094,000
Centene Corp.*	20,500	2,967,990
Encompass Health Corp.	29,000	2,260,550
Endo International PLC*	142,800	2,403,324
Ensign Group, Inc. (The)	62,000	2,351,040
Express Scripts Holding Co.*	40,000	3,800,400
Gilead Sciences, Inc.	34,000	2,625,140
HCA Healthcare, Inc.	33,800	4,702,256
Merck & Co., Inc.	32,000	2,270,080
WellCare Health Plans, Inc.*	8,700	2,788,263

		29,559,321

Industrials - 15.80%
ArcBest Corp.	38,000	1,844,900
Avis Budget Group, Inc.*	56,000	1,799,840
Boeing Co. (The)	6,300	2,342,970
H&E Equipment Services, Inc.	65,000	2,455,700
Insperity, Inc.	35,600	4,199,020
KAR Auction Services, Inc.	38,000	2,268,220
NOW, Inc.*	135,500	2,242,525
Patrick Industries, Inc.*	18,700	1,107,040
Quad/Graphics, Inc.	50,000	1,042,000
Saia, Inc.*	31,600	2,415,820
Systemax, Inc.	61,000	2,009,340
United Continental Holdings, Inc.*	30,000	2,671,800
United Rentals, Inc.*	21,500	3,517,400
XPO Logistics, Inc.*	47,300	5,400,241

		35,316,816

Information Technology - 22.31%
Alliance Data Systems Corp.	11,300	2,668,608
Apple, Inc.	16,000	3,611,840
Applied Materials, Inc.	99,900	3,861,135
Cardtronics PLC, Class A*	46,500	1,471,260
FleetCor Technologies, Inc.*	10,700	2,437,888
Juniper Networks, Inc.	81,000	2,427,570

www.bridgeway.com	1

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Information Technology (continued)
Lam Research Corp.		28,600	$ 4,338,620
Match Group, Inc.*+		64,000	3,706,240
Micron Technology, Inc.*		116,000	5,246,680
ON Semiconductor Corp.*		220,000	4,054,600
Science Applications International Corp.		28,700	2,313,220
Seagate Technology PLC		52,900	2,504,815
SYNNEX Corp.		19,000	1,609,300
Western Digital Corp.		27,000	1,580,580
WEX, Inc.*		12,500	2,509,500
Zebra Technologies Corp., Class A*		31,300	5,534,779

			49,876,635

Materials - 8.31%
Chemours Co. (The)		55,000	2,169,200
Freeport-McMoRan, Inc.		164,800	2,294,016
Packaging Corp. of America		20,900	2,292,521
Southern Copper Corp.		53,300	2,299,362
SunCoke Energy, Inc.*		201,300	2,339,106
Teck Resources, Ltd., Class B+		95,000	2,289,500
Verso Corp., Class A*		38,000	1,279,460
Westlake Chemical Corp.		43,400	3,606,974

			18,570,139

Utilities - 1.13%
CenterPoint Energy, Inc.		91,200	2,521,680

TOTAL COMMON STOCKS - 99.97%			223,463,405

(Cost $206,829,629)

Rate^		Shares	Value

MONEY MARKET FUND - 0.69%
Fidelity Investments Money Market Government Portfolio Class I	1.92%	1,552,243	1,552,243

TOTAL MONEY MARKET FUND - 0.69%			1,552,243

(Cost $1,552,243)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.87%
Fidelity Investments Money Market Government Portfolio Class I**	1.92%	10,888,511	$10,888,511

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.87%			10,888,511

(Cost $10,888,511)
TOTAL INVESTMENTS - 105.53%			$235,904,159
(Cost $219,270,383)
Liabilities in Excess of Other Assets - (5.53%)			(12,369,023)

NET ASSETS - 100.00%			$223,535,136

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2018.
^	Rate disclosed as of September 30, 2018.
+	This security or a portion of the security is out on loan as of September 30, 2018. Total loaned securities had a value of $10,385,519 as of September 30, 2018.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2018 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$223,463,405	$ —	$ —	$223,463,405
Money Market Fund	—	1,552,243	—	1,552,243
Investments Purchased with Cash Proceeds from Securities Lending	—	10,888,511	—	10,888,511

TOTAL	$223,463,405	$12,440,754	$ —	$235,904,159

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Schedule of Investments.

2	Quarterly Report | September 30, 2018 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 98.93%
Consumer Discretionary - 16.47%
AMCON Distributing Co.	2,100	$ 182,595
Century Casinos, Inc.*	147,600	1,101,096
Charles & Colvard, Ltd.*	144,300	125,959
China XD Plastics Co., Ltd.*	86,300	310,680
Christopher & Banks Corp.*	75,300	57,235
Comstock Holding Cos, Inc.*+	54,400	131,648
Destination Maternity Corp.*+	31,900	148,654
Educational Development Corp.	62,000	709,900
Gaming Partners International Corp.	13,300	120,365
Lakeland Industries, Inc.*	76,100	1,012,130
Lee Enterprises, Inc.*	20,200	53,530
Lincoln Educational Services Corp.*+	49,564	112,015
Live Ventures, Inc.*+	7,302	64,258
MCBC Holdings, Inc.*	53,500	1,919,580
New York & Co., Inc.*	275,200	1,062,272
ONE Group Hospitality, Inc. (The)*+	27,400	96,722
RLJ Entertainment, Inc.*	58,600	363,320
Rocky Brands, Inc.	60,500	1,712,150
Tilly’s, Inc., Class A	54,800	1,038,460
TravelCenters of America LLC*	444,500	2,533,650
Tuesday Morning Corp.*+	490,800	1,570,560
Turtle Beach Corp.*+	11,900	237,286
US Auto Parts Network, Inc.*	46,000	71,300
Vince Holding Corp.*+	86,700	1,278,825

		16,014,190

Consumer Staples - 2.39%
Mannatech, Inc.	13,809	278,251
Natural Alternatives International, Inc.*	31,700	310,660
Natural Grocers by Vitamin Cottage, Inc.*	76,200	1,287,018
Reliv International, Inc.*	26,939	133,887
Village Super Market, Inc., Class A+	11,400	310,080

		2,319,896

Energy - 8.85%
Basic Energy Services, Inc.*+	169,000	1,688,310
Comstock Resources, Inc.*	11,200	93,856
Dawson Geophysical Co.*	136,600	845,554

Industry Company	Shares	Value

Energy (continued)
Earthstone Energy, Inc., Class A*	73,500	$ 689,430
Enservco Corp.*	496,100	391,919
Independence Contract Drilling, Inc.*	121,800	601,692
ION Geophysical Corp.*+	78,589	1,222,059
Lonestar Resources US, Inc., Class A*	200,700	1,563,453
Mitcham Industries, Inc.*	108,000	448,200
Parker Drilling Co.*+	36,300	108,174
SilverBow Resources, Inc.*	7,800	208,026
TransAtlantic Petroleum, Ltd.*	482,400	747,720

		8,608,393

Financials - 16.47%
1347 Property Insurance Holdings, Inc.*	7,800	51,090
ACNB Corp.	2,700	100,440
A-Mark Precious Metals, Inc.+	69,600	906,192
AmeriServ Financial, Inc.	11,600	49,880
C&F Financial Corp.	9,652	567,055
Capitala Finance Corp.+	193,200	1,682,772
Central Federal Corp.*	4,800	74,400
CM Finance, Inc.+	122,900	1,056,940
Codorus Valley Bancorp, Inc.+	13,307	415,711
Community West Bancshares	5,000	60,000
Consumer Portfolio Services, Inc.*	435,100	1,609,870
FedNat Holding Co.	78,900	2,010,372
First Savings Financial Group, Inc.	1,100	75,108
First United Corp.	10,100	189,880
FS Bancorp, Inc.	4,700	261,884
Horizon Technology Finance Corp.	56,800	648,088
Impac Mortgage Holdings, Inc.*+	92,381	691,934
KCAP Financial, Inc.+	581,500	1,924,765
Kingstone Cos., Inc.	27,400	520,600
Manning & Napier, Inc.+	106,100	312,995
MVB Financial Corp.	2,218	39,968
National Holdings Corp.*+	80,400	257,280
Northeast Bancorp	39,100	848,470
Provident Financial Holdings, Inc.	2,800	51,240

www.bridgeway.com	3

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Pzena Investment Management, Inc., Class A	18,500	$ 176,490
SB Financial Group, Inc.	17,422	354,538
Security National Financial Corp., Class A*	82,223	427,560
Shore Bancshares, Inc.	27,200	484,704
Solar Senior Capital, Ltd.	4,800	80,208
TheStreet, Inc.*	39,990	87,978

		16,018,412

Health Care - 17.70%
Allied Healthcare Products, Inc.*	66,481	146,258
Alphatec Holdings, Inc.*+	43,900	147,943
American Shared Hospital Services*	101,400	354,900
Bioanalytical Systems, Inc.*	121,110	194,987
Chembio Diagnostics, Inc.*+	13,900	145,950
Cumberland Pharmaceuticals, Inc.*	16,400	93,644
CynergisTek, Inc.*+	109,000	419,650
Digirad Corp.	604,500	906,750
Electromed, Inc.*	191,938	1,247,597
Five Star Senior Living, Inc.*	45,228	38,901
Harvard Bioscience, Inc.*	350,700	1,841,175
HTG Molecular Diagnostics, Inc.*+	52,500	265,125
InfuSystem Holdings, Inc.*	273,798	889,843
IntriCon Corp.*+	33,900	1,905,180
Kewaunee Scientific Corp.	10,200	321,300
Misonix, Inc.*	41,400	765,900
Nuvectra Corp.*+	64,300	1,413,314
Pro-Dex, Inc.*	68,500	712,400
RTI Surgical, Inc.*	397,290	1,787,805
SeaSpine Holdings Corp.*	141,000	2,193,960
Sorrento Therapeutics, Inc.*+	31,500	138,600
Strata Skin Sciences, Inc.*	85,000	300,900
SunLink Health Systems, Inc.*	4,700	6,251
Synlogic, Inc.*	2,114	30,040
Veracyte, Inc.*	85,800	819,390
Vical, Inc.*	87,496	119,869

		17,207,632

Industrials - 11.82%
BG Staffing, Inc.	9,000	244,800
Capstone Turbine Corp.*+	750,159	750,159
Chicago Rivet & Machine Co.	1,900	61,750
CompX International, Inc.	1,620	22,032

Industry Company	Shares	Value

Industrials (continued)
Continental Materials Corp.*+	4,150	$ 67,230
DMC Global, Inc.+	8,300	338,640
Ecology & Environment, Inc., Class A	43,732	583,822
Enphase Energy, Inc.*+	341,000	1,653,850
Fuel Tech, Inc.*	49,500	64,350
General Finance Corp.*	41,100	655,545
Goldfield Corp. (The)*	24,800	105,400
Houston Wire & Cable Co.*	16,700	128,590
Hudson Global, Inc.*	20,184	32,092
Jason Industries, Inc.*	314,100	1,058,517
L.B. Foster Co., Class A*	46,700	959,685
L.S. Starrett Co. (The), Class A	32,300	193,800
LSI Industries, Inc.	46,700	214,820
Orion Group Holdings, Inc.*	77,200	582,860
Quest Resource Holding Corp.*+	22,000	56,320
Radiant Logistics, Inc.*	306,600	1,812,006
Safe Bulkers, Inc.*	226,500	652,320
Transcat, Inc.*+	16,900	386,165
Virco Manufacturing Corp.	17,600	85,360
Volt Information Sciences, Inc.*	87,600	337,260
Willdan Group, Inc.*+	4,700	159,612
Willis Lease Finance Corp.*	8,200	282,982

		11,489,967

Information Technology - 17.37%
Aviat Networks, Inc.*	72,913	1,177,545
Bandwidth, Inc., Class A*	18,700	1,001,759
Blonder Tongue Laboratories, Inc.*+	290,100	362,625
Communications Systems, Inc.	13,500	37,800
Computer Task Group, Inc.*	48,100	251,082
DASAN Zhone Solutions, Inc.*	7,800	110,682
DHI Group, Inc.*	64,700	135,870
Finjan Holdings, Inc.*	497,900	2,145,949
Fusion Connect, Inc.*+	204,011	524,308
Intermolecular, Inc.*	113,100	132,327
inTEST Corp.*	231,100	1,791,025
Iteris, Inc.*+	235,502	1,267,001
Luna Innovations, Inc.*	306,430	989,769
Marin Software, Inc.*+	51,600	165,120
MoSys, Inc.*+	283,100	195,339
Napco Security Technologies, Inc.*	21,400	319,930
PC-Tel, Inc.	106,800	496,620

4	Quarterly Report | September 30, 2018 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
PRGX Global, Inc.*	31,500	$ 274,050
QuinStreet, Inc.*	103,300	1,401,781
RF Industries, Ltd.+	202,898	1,440,576
Richardson Electronics, Ltd.	23,400	205,218
Schmitt Industries, Inc.*	70,802	198,954
Smith Micro Software, Inc.*+	132,900	334,908
Synacor, Inc.*	26,000	41,600
TESSCO Technologies, Inc.	73,800	1,125,450
TransAct Technologies, Inc.	52,600	757,440

		16,884,728

Materials - 2.83%
China Advanced Construction Materials Group, Inc.*+	15,700	65,155
China Green Agriculture, Inc.*	349,600	304,117
Friedman Industries, Inc.	60,300	568,026
Gulf Resources, Inc.*	536,800	563,640
Synalloy Corp.	10,400	237,640
Universal Stainless & Alloy Products, Inc.*	39,600	1,010,196

		2,748,774

Real Estate - 0.45%
Griffin Industrial Realty, Inc.	7,000	273,000
Nam Tai Property, Inc.+	5,900	58,115
Sotherly Hotels, Inc.	8,570	61,704
Wheeler Real Estate Investment Trust, Inc.+	10,200	43,656

		436,475

Telecommunication Services - 4.58%
Alaska Communications Systems Group, Inc.*	617,700	1,013,028
NII Holdings, Inc.*+	298,800	1,750,968
Ooma, Inc.*+	101,900	1,691,540

		4,455,536

TOTAL COMMON STOCKS - 98.93% (Cost $87,950,648)		96,184,003

Industry Company	Shares	Value

WARRANTS - 0.00%
Novelion Therapeutics, Inc. Class Action expire 12/31/21*Δ	34,500	$—
Novelion Therapeutics, Inc. DOJ/SEC expire 12/31/21*Δ	34,500	—

TOTAL WARRANTS - 0.00% (Cost $ — )		—

	Rate^	Shares	Value

MONEY MARKET FUND - 1.11%
Fidelity Investments Money Market Government Portfolio Class I	1.92%	1,081,006	1,081,006

TOTAL MONEY MARKET FUND - 1.11% (Cost $1,081,006)			1,081,006

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.40%
Fidelity Investments Money Market Government Portfolio Class I**	1.92%	7,198,410	7,198,410

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.40% (Cost $7,198,410)			7,198,410

TOTAL INVESTMENTS - 107.44% (Cost $96,230,064)			$104,463,419
Liabilities in Excess of Other Assets - (7.44%)			(7,236,617)

NET ASSETS - 100.00%			$97,226,802

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2018.
^	Rate disclosed as of September 30, 2018.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of September 30, 2018. Total loaned securities had a value of $6,781,872 as of September 30, 2018.

LLC - Limited Liability Company

www.bridgeway.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2018 (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$96,184,003	$—	$—	$96,184,003
Warrants	—	—	0	0
Money Market Fund	—	1,081,006	—	1,081,006
Investments Purchased with Cash Proceeds from Securities Lending	—	7,198,410	—	7,198,410

TOTAL	$96,184,003	$8,279,416	$0	$104,463,419

(a) - Please refer to the Schedule of Investments for the industry classifi-cations of these portfolio holdings.

See Notes to Schedule of Investments.

6	Quarterly Report | September 30, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.22%
Consumer Discretionary - 14.48%
A.H. Belo Corp., Class A	46,383	$ 213,362
AMCON Distributing Co.	3,900	339,105
America’s Car-Mart, Inc.*+	26,800	2,095,760
Ark Restaurants Corp.	17,900	411,879
Ascent Capital Group, Inc., Class A*	76,900	136,113
Ballantyne Strong, Inc.*	92,020	368,080
Bassett Furniture Industries, Inc.	6,544	139,060
Beasley Broadcast Group, Inc., Class A+	56,125	387,263
Big 5 Sporting Goods Corp.+	80,748	411,815
Boot Barn Holdings, Inc.*	38,000	1,079,580
Bridgepoint Education, Inc.*	99,500	1,010,920
Build-A-Bear Workshop, Inc.*	78,900	714,045
CafePress, Inc.*+	92,588	135,178
Chicken Soup For The Soul Entertainment, Inc.	15,000	153,000
China XD Plastics Co., Ltd.*	56,000	201,600
Christopher & Banks Corp.*	197,800	150,348
Citi Trends, Inc.	50,800	1,461,516
Clarus Corp.	72,500	801,125
Collectors Universe, Inc.	51,760	766,048
Container Store Group, Inc. (The)*	178,300	1,979,130
CSS Industries, Inc.	40,550	577,027
Culp, Inc.	5,000	121,000
Del Frisco’s Restaurant Group, Inc.*	66,500	551,950
Delta Apparel, Inc.*+	32,988	586,857
Destination Maternity Corp.*	133,800	623,508
Destination XL Group, Inc.*+	169,622	424,055
Dixie Group, Inc. (The)*	168,200	269,120
Dover Downs Gaming & Entertainment, Inc.*+	50,000	142,000
Dover Motorsports, Inc.	123,396	265,301
Drive Shack, Inc.*+	47,912	285,556
Educational Development Corp.	41,400	474,030
Emerson Radio Corp.*	198,100	289,226
Emmis Communications Corp., Class A*	17,300	90,479
Entravision Communications Corp., Class A	90,000	441,000
Escalade, Inc.	41,780	536,873
EVINE Live, Inc.*	420,810	483,932
Famous Dave’s of America, Inc.*+	54,838	359,189
Flexsteel Industries, Inc.	37,000	1,100,380
Fluent, Inc.*+	200,000	430,000

Industry Company	Shares	Value

Consumer Discretionary (continued)
Francesca’s Holdings Corp.*	100,600	$ 373,226
FTD Cos., Inc.*	118,680	312,128
Gaia, Inc.*	48,400	745,360
Gaming Partners International Corp.	56,300	509,515
Habit Restaurants, Inc. (The), Class A*+	70,000	1,116,500
Hamilton Beach Brands Holding Co., Class A	32,000	702,080
Harte-Hanks, Inc.*	48,340	344,664
Hemisphere Media Group, Inc.*	20,000	279,000
Horizon Global Corp.*+	89,800	640,274
Hovnanian Enterprises, Inc., Class A*	361,000	577,600
J Alexander’s Holdings, Inc.*	83,800	997,220
JAKKS Pacific, Inc.*	140,600	358,530
Kandi Technologies Group, Inc.*+	70,100	339,985
Kirkland’s, Inc.*	91,900	927,271
Kona Grill, Inc.*+	102,500	235,750
Lakeland Industries, Inc.*	51,557	685,708
Lee Enterprises, Inc.*	232,700	616,655
Libbey, Inc.+	70,000	612,500
Lifetime Brands, Inc.	91,900	1,001,710
Lincoln Educational Services Corp.*	229,405	518,455
Luby’s, Inc.*	98,900	168,130
McClatchy Co. (The), Class A*+	20,011	170,294
Nathan’s Famous, Inc.	5,191	427,738
National American University Holdings, Inc.	272,000	217,600
Nevada Gold & Casinos, Inc.*+	120,000	286,800
New Home Co. Inc., (The)*+	83,400	672,204
New York & Co., Inc.*	224,400	866,184
Noodles & Co.*+	32,200	389,620
P&F Industries, Inc., Class A	10,500	86,625
Papa Murphy’s Holdings, Inc.*	78,900	409,491
Peak Resorts, Inc.	76,000	372,400
Perry Ellis International, Inc.*	10,000	273,300
Potbelly Corp.*	55,000	676,500
Red Lion Hotels Corp.*	87,000	1,087,500
Rocky Brands, Inc.	34,600	979,180
Saga Communications, Inc., Class A+	16,866	609,706
Salem Media Group, Inc.	100,000	340,000
Shiloh Industries, Inc.*	84,293	927,223
SORL Auto Parts, Inc.*+	106,058	442,262

www.bridgeway.com	7

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Sportsman’s Warehouse Holdings, Inc.*	164,015	$ 959,488
Stage Stores, Inc.+	100,000	197,000
Stein Mart, Inc.*+	160,800	377,880
Strattec Security Corp.	16,700	595,355
Superior Group of Cos, Inc.+	25,500	485,010
Sypris Solutions, Inc.*	39,404	53,589
Tandy Leather Factory, Inc.*	72,000	529,200
Tilly’s, Inc., Class A	72,175	1,367,716
Town Sports International Holdings, Inc.*+	123,571	1,068,889
Townsquare Media, Inc., Class A	78,500	614,655
Trans World Entertainment Corp.*	183,403	174,215
TravelCenters of America LLC*	166,500	949,050
Tuesday Morning Corp.*+	175,000	560,000
Turtle Beach Corp.*+	66,854	1,333,069
Unique Fabricating, Inc.+	50,000	405,000
Universal Technical Institute, Inc.*	120,000	319,200
UQM Technologies, Inc.*	94,000	123,140
US Auto Parts Network, Inc.*	109,751	170,114
Vince Holding Corp.*	5,000	73,750
VOXX International Corp.*	129,500	673,400
Weyco Group, Inc.+	10,000	351,800
Xcel Brands, Inc.*	91,000	213,850
YogaWorks, Inc.*+	70,000	84,000
Zoe’s Kitchen, Inc.*	50,000	636,000

		54,618,668

Consumer Staples - 1.74%
Alico, Inc.	12,200	412,360
Bridgford Foods Corp.*	1,000	16,480
Castle Brands, Inc.*+	704,187	753,480
CCA Industries, Inc.*+	1,652	4,791
Lifeway Foods, Inc.*	80,152	213,204
Limoneira Co.	2,596	67,782
Mannatech, Inc.	13,600	274,040
Natural Alternatives International, Inc.*	34,910	342,118
Natural Grocers by Vitamin Cottage, Inc.*	106,000	1,790,340
Oil-Dri Corp. of America	27,500	1,060,400
Orchids Paper Products Co.*+	24,600	81,180
Reed’s, Inc.*+	53,700	174,525
Rocky Mountain Chocolate Factory, Inc.+	30,000	307,500

Industry Company	Shares	Value

Consumer Staples (continued)
Seneca Foods Corp., Class A*	26,500	$893,050
United-Guardian, Inc.	10,000	161,500

		6,552,750

Energy - 10.51%
Adams Resources & Energy, Inc.	24,300	1,031,778
Aemetis, Inc.*	150,439	153,448
Amyris, Inc.*+	165,000	1,310,100
Approach Resources, Inc.*+	504,674	1,125,423
Aspen Aerogels, Inc.*+	149,600	683,672
Barnwell Industries, Inc.*	54,320	96,690
Basic Energy Services, Inc.*	90,000	899,100
Bristow Group, Inc.*+	100,000	1,213,000
CARBO Ceramics, Inc.*+	90,500	656,125
Clean Energy Fuels Corp.*+	555,000	1,443,000
Cloud Peak Energy, Inc.*	250,000	575,000
Comstock Resources, Inc.*	122,680	1,028,058
Contango Oil & Gas Co.*	109,230	675,041
Dawson Geophysical Co.*	134,545	832,834
Earthstone Energy, Inc., Class A*	44,002	412,739
Era Group, Inc.*	97,350	1,202,272
Evolution Petroleum Corp.+	217,123	2,399,209
Geospace Technologies Corp.*+	46,663	639,283
Goodrich Petroleum Corp.*+	50,000	702,000
Gulf Island Fabrication, Inc.	63,400	630,830
Hornbeck Offshore Services, Inc.*	104,080	611,990
Independence Contract Drilling, Inc.*	273,000	1,348,620
ION Geophysical Corp.*	127,816	1,987,539
Key Energy Services, Inc.*	89,000	1,018,160
Lilis Energy, Inc.*+	170,000	833,000
Lonestar Resources US, Inc., Class A*	113,500	884,165
Matrix Service Co.*	65,000	1,602,250
Mexco Energy Corp.*+	12,000	67,200
Midstates Petroleum Co., Inc.*	75,000	668,250
Mitcham Industries, Inc.*	119,545	496,112
NACCO Industries, Inc., Class A	20,000	655,000
Natural Gas Services Group, Inc.*+	47,185	995,604
New Concept Energy, Inc.*+	8,400	19,908
Northern Oil and Gas, Inc.*	185,000	740,000
Overseas Shipholding Group, Inc., Class A*+	335,000	1,055,250

8	Quarterly Report | September 30, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Panhandle Oil & Gas, Inc., Class A	35,594	$ 656,709
PHI, Inc.*	54,550	509,497
Pioneer Energy Services Corp.*	395,000	1,165,250
Quintana Energy Services, Inc.*	10,814	79,375
Ranger Energy Services, Inc.*+	40,600	340,228
REX American Resources Corp.*	6,249	472,112
RigNet, Inc.*+	16,309	331,888
SEACOR Marine Holdings, Inc.*	45,440	1,028,307
SilverBow Resources, Inc.*	21,148	564,017
Smart Sand, Inc.*+	150,000	616,500
Superior Drilling Products, Inc.*	300	957
Uranium Energy Corp.*+	395,000	679,400
VAALCO Energy, Inc.*	350,400	956,592
W&T Offshore, Inc.*	140,000	1,349,600
Zion Oil & Gas, Inc.*+	157,285	201,325

		39,644,407

Financials - 18.99%
1347 Property Insurance Holdings, Inc.*+	38,400	251,520
1st Constitution Bancorp+	38,733	801,773
A-Mark Precious Metals, Inc.	56,500	735,630
American National Bankshares, Inc.	29,746	1,160,094
American River Bankshares	56,000	857,920
AmeriServ Financial, Inc.	155,671	669,385
Anchor Bancorp, Inc.*	22,000	622,600
Ashford, Inc.*+	4,000	303,480
Asta Funding, Inc.+	68,400	270,180
Atlantic American Corp.	74,856	179,654
Atlanticus Holdings Corp.*	60,812	180,004
Auburn National Bancorporation, Inc.+	2,974	113,964
Bank of Commerce Holdings	87,441	1,066,780
Bank of Princeton (The)*	2,200	67,188
BankFinancial Corp.	32,000	510,080
Bankwell Financial Group, Inc.	26,937	844,744
Baycom Corp.*+	35,000	933,800
BCB Bancorp, Inc.	55,212	764,686
Business First Bancshares, Inc.	8,681	230,481
C&F Financial Corp.	15,400	904,750

Industry Company	Shares	Value

Financials (continued)
Capitala Finance Corp.+	77,180	$ 672,238
Capstar Financial Holdings, Inc.+	40,000	668,000
CB Financial Services, Inc.+	21,700	669,445
Chemung Financial Corp.	14,998	636,365
Citizens Community Bancorp, Inc.	35,600	498,400
Citizens First Corp.+	2,633	69,116
Citizens Holding Co.	20,670	485,745
Civista Bancshares, Inc.	26,907	648,190
CM Finance, Inc.	78,000	670,800
Codorus Valley Bancorp, Inc.	28,061	876,626
Cohen & Co., Inc.+	3,000	30,000
Colony Bankcorp, Inc.	22,868	407,050
Community West Bancshares	38,357	460,284
Conifer Holdings, Inc.*+	19,000	107,350
Consumer Portfolio Services, Inc.*	138,100	510,970
County Bancorp, Inc.	24,000	602,400
Ditech Holding Corp.*+	21,000	89,880
Eagle Bancorp Montana, Inc.+	7,021	127,431
eHealth, Inc.*+	42,700	1,206,702
Elevate Credit, Inc.*+	100,000	806,000
Entegra Financial Corp.*	26,800	711,540
ESSA Bancorp, Inc.	59,000	959,340
Evans Bancorp, Inc.+	18,701	878,012
FedNat Holding Co.	49,012	1,248,826
First Acceptance Corp.*	394,700	454,694
First Bancorp, Inc.+	20,800	602,576
First Bancshares, Inc. (The)	12,794	499,606
First Bank+	55,463	729,338
First Business Financial Services, Inc.	42,308	980,699
First Financial Northwest, Inc.	47,000	778,790
First Guaranty Bancshares, Inc.	3,614	92,844
First Internet Bancorp	25,000	761,250
First Northwest Bancorp*+	42,500	654,500
First United Corp.	24,192	454,810
GAIN Capital Holdings, Inc.+	179,400	1,166,100
GAMCO Investors, Inc., Class A+	10,000	234,200
Great Elm Capital Group, Inc.*	56,219	182,712
Guaranty Federal Bancshares, Inc.+	20,856	500,544

www.bridgeway.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Hallmark Financial Services, Inc.*	75,400	$ 829,400
Hawthorn Bancshares, Inc.	27,040	615,160
Health Insurance Innovations, Inc., Class A*+	15,300	943,245
HMN Financial, Inc.*	30,000	615,000
Home Bancorp, Inc.	16,500	717,420
HopFed Bancorp, Inc.	32,988	577,290
Horizon Technology Finance Corp.	53,600	611,576
Impac Mortgage Holdings, Inc.*+	103,800	777,462
Independence Holding Co.	8,443	303,104
Investar Holding Corp.+	18,000	483,300
Investors Title Co.+	2,028	340,501
JMP Group LLC+	96,851	514,279
KCAP Financial, Inc.+	156,600	518,346
Lake Shore Bancorp, Inc.	22,150	365,475
Landmark Bancorp, Inc.	14,453	419,137
Malvern Bancorp, Inc.*+	33,300	797,535
Marlin Business Services Corp.	59,500	1,716,575
MBT Financial Corp.	114,185	1,290,290
Medallion Financial Corp.*+	8,700	57,855
Medley Management, Inc., Class A+	10,000	52,500
Mid Penn Bancorp, Inc.	18,348	534,844
MidSouth Bancorp, Inc.+	49,700	765,380
Monroe Capital Corp.+	61,403	833,239
MSB Financial Corp./MD	25,000	510,000
MutualFirst Financial, Inc.	38,911	1,433,870
Northeast Bancorp	35,000	759,500
Northrim BanCorp, Inc.	24,250	1,007,588
Norwood Financial Corp.+	15,749	616,731
Oaktree Strategic Income Corp.	103	891
Ohio Valley Banc Corp.+	19,500	714,675
OP Bancorp*	50,000	580,000
Pacific Mercantile Bancorp*	83,319	779,033
Penns Woods Bancorp, Inc.+	16,400	712,580
Peoples Bancorp of North Carolina, Inc.	27,830	802,617
Premier Financial Bancorp, Inc.	60,275	1,114,485
Provident Financial Holdings, Inc.	38,617	706,691
Prudential Bancorp, Inc.	6,836	118,331
Pzena Investment Management, Inc., Class A	52,800	503,712

Industry Company	Shares	Value

Financials (continued)
Regional Management Corp.*	40,000	$ 1,153,200
Riverview Bancorp, Inc.	82,206	726,701
Safeguard Scientifics, Inc.*	19,500	182,325
SB One Bancorp	23,000	579,600
Security National Financial Corp., Class A*	55,695	289,614
Select Bancorp, Inc.*+	54,676	677,982
Shore Bancshares, Inc.	52,500	935,550
SI Financial Group, Inc.	47,676	667,464
Silvercrest Asset Management Group Inc., Class A	50,002	692,528
Southern First Bancshares, Inc.*	21,215	833,750
Southern Missouri Bancorp, Inc.	30,000	1,118,100
Summit State Bank	17,200	264,020
Territorial Bancorp, Inc.	30,000	886,500
Timberland Bancorp, Inc.	34,222	1,069,095
Two River Bancorp	39,968	693,045
Union Bankshares, Inc./Morrisville VT+	4,419	234,870
United Security Bancshares	5,400	59,940
Unity Bancorp, Inc.	46,500	1,064,850
Western New England Bancorp, Inc.	78,362	846,310

		71,617,147

Health Care - 23.98%
AAC Holdings, Inc.*+	98,000	747,740
AcelRx Pharmaceuticals, Inc.*+	308,150	1,186,378
Actinium Pharmaceuticals, Inc.*	140,200	103,958
Adverum Biotechnologies, Inc.*+	183,900	1,112,595
Aeglea BioTherapeutics, Inc.*	75,000	717,750
Aevi Genomic Medicine, Inc.*	220,000	270,600
Aileron Therapeutics, Inc.*+	113,600	312,400
Alimera Sciences, Inc.*+	360,000	352,800
Allena Pharmaceuticals, Inc.*+	68,000	730,320
Alphatec Holdings, Inc.*	143,500	483,595
Alpine Immune Sciences, Inc.*	35,000	221,550
Ampio Pharmaceuticals, Inc.*	100,000	50,800
Apollo Endosurgery, Inc.*	79,000	566,430

10	Quarterly Report | September 30, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Applied Genetic Technologies Corp.*	122,400	$ 893,520
Aptevo Therapeutics, Inc.*	83,802	425,714
Aquinox Pharmaceuticals, Inc.*	70,000	205,100
Aratana Therapeutics, Inc.*+	156,983	916,781
Ardelyx, Inc.*	117,500	511,125
ArQule, Inc.*	227,599	1,288,210
Arsanis, Inc.*+	10,000	16,200
Asterias Biotherapeutics, Inc.*+	172,763	224,592
aTyr Pharma, Inc.*	102,697	83,441
AVEO Pharmaceuticals, Inc.*+	280,000	926,800
Axsome Therapeutics, Inc.*+	88,000	303,600
Bellerophon Therapeutics, Inc.*+	123,000	132,840
Bellicum Pharmaceuticals, Inc.*+	146,700	903,672
BioScrip, Inc.*	150,000	465,000
BioSpecifics Technologies Corp.*	25,200	1,473,948
BioTime, Inc.*+	185,000	434,750
Bovie Medical Corp.*	124,970	887,287
Calithera Biosciences, Inc.*	47,600	249,900
Capital Senior Living Corp.*	30,500	287,920
Cara Therapeutics, Inc.*	10,000	239,500
CareDx, Inc.*	53,598	1,546,302
Castlight Health, Inc., Class B*	45,500	122,850
Catabasis Pharmaceuticals, Inc.*	90,300	72,240
Cellular Biomedicine Group, Inc.*+	67,800	1,230,570
CEL-SCI Corp.*+	40,000	162,000
ChemoCentryx, Inc.*	17,896	226,205
Chiasma, Inc.*	187,600	675,360
Chimerix, Inc.*	204,100	793,949
Cidara Therapeutics, Inc.*+	179,000	787,600
Clearside Biomedical, Inc.*	116,200	714,630
Conatus Pharmaceuticals, Inc.*+	113,000	655,400
Conformis, Inc.*	250,000	265,000
Corbus Pharmaceuticals Holdings, Inc.*+	125,915	950,658
Corindus Vascular Robotics, Inc.*+	458,683	651,330
Corium International, Inc.*+	125,000	1,188,750
Corvus Pharmaceuticals, Inc.*+	104,600	897,468
Cumberland Pharmaceuticals, Inc.*	157,500	899,325
Curis, Inc.*+	178,900	318,442

Industry Company	Shares	Value

Health Care (continued)
CynergisTek, Inc.*	55,000	$ 211,750
Dicerna Pharmaceuticals, Inc.*	35,000	534,100
Digirad Corp.	75,000	112,500
Durect Corp.*	651,100	716,210
Eiger BioPharmaceuticals, Inc.*+	71,000	852,000
Electromed, Inc.*	70,000	455,000
Enzo Biochem, Inc.*	160,000	659,200
EyePoint Pharmaceuticals, Inc.*+	100,000	357,000
Fluidigm Corp.*+	138,772	1,039,402
Fulgent Genetics, Inc.*+	78,100	306,933
Genesis Healthcare, Inc.*	330,000	445,500
GenMark Diagnostics, Inc.*+	179,900	1,322,265
Harvard Bioscience, Inc.*	216,517	1,136,714
Histogenics Corp.*	100,000	54,500
Immune Design Corp.*+	178,792	616,832
Infinity Pharmaceuticals, Inc.*	350,000	948,500
InfuSystem Holdings, Inc.*	124,900	405,925
IntriCon Corp.*	26,500	1,489,300
Invitae Corp.*	13,195	220,752
IRIDEX Corp.*+	71,300	452,755
IsoRay, Inc.*	168,700	87,522
Jounce Therapeutics, Inc.*	115,000	747,500
Kadmon Holdings, Inc.*	308,000	1,028,720
Kala Pharmaceuticals, Inc.*+	85,000	838,950
KalVista Pharmaceuticals, Inc.*+	41,000	906,510
KemPharm, Inc.*	55,000	264,000
Kewaunee Scientific Corp.	14,000	441,000
Leap Therapeutics, Inc.*	36,300	282,777
MannKind Corp.*+	387,000	708,210
Marinus Pharmaceuticals, Inc.*+	107,606	1,076,060
MediciNova, Inc.*+	132,710	1,657,548
Melinta Therapeutics, Inc.*	90,100	355,895
Menlo Therapeutics, Inc.*	105,500	1,039,175
Merrimack Pharmaceuticals, Inc.*+	45,100	240,383
Micron Solutions, Inc.*	20,000	70,000
Minerva Neurosciences, Inc.*	70,700	887,285
Misonix, Inc.*	25,000	462,500
Mustang Bio, Inc.*+	62,500	371,875
NanoString Technologies, Inc.*	67,400	1,201,742
NantKwest, Inc.*	175,000	647,500
Neos Therapeutics, Inc.*+	155,100	752,235
NewLink Genetics Corp.*	100,000	239,000

www.bridgeway.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
NovaBay Pharmaceuticals, Inc.*+	2,000	$ 3,800
Novan, Inc.*+	82,688	230,700
Nuvectra Corp.*	44,400	975,912
Ocular Therapeutix, Inc.*	100,000	688,000
Oncocyte Corp.*+	250,000	625,000
OncoMed Pharmaceuticals, Inc.*	125,000	265,000
Ophthotech Corp.*	212,800	502,208
Organovo Holdings, Inc.*+	273,600	314,640
OrthoPediatrics Corp.*+	43,500	1,593,840
Otonomy, Inc.*	145,000	398,750
OvaScience, Inc.*+	100,000	72,980
Ovid Therapeutics, Inc.*	94,440	535,475
Pacific Biosciences of California, Inc.*	320,200	1,732,282
Palatin Technologies, Inc.*	696,000	694,260
Pernix Therapeutics Holdings, Inc.*+	50,000	48,170
Pfenex, Inc.*	94,500	482,895
Protagonist Therapeutics, Inc.*+	85,600	880,824
Protalix BioTherapeutics, Inc.*	171,672	124,788
Proteostasis Therapeutics, Inc.*+	138,845	334,616
Quanterix Corp.*	40,000	856,800
Quorum Health Corp.*+	111,700	654,562
Ra Pharmaceuticals, Inc.*+	43,224	781,922
Restoration Robotics, Inc.*	140,200	406,580
resTORbio, Inc.*+	95,000	1,438,300
Rexahn Pharmaceuticals, Inc.*+	50,100	89,178
Rockwell Medical, Inc.*+	85,600	361,232
RTI Surgical, Inc.*	211,900	953,550
Savara, Inc.*+	40,000	446,400
scPharmaceuticals, Inc.*+	58,000	340,460
SCYNEXIS, Inc.*+	100,000	120,000
SeaSpine Holdings Corp.*	65,600	1,020,736
Selecta Biosciences, Inc.*+	50,000	777,500
Sesen Bio, Inc.*+	100,000	215,000
Sienna Biopharmaceuticals, Inc.*	15,200	225,264
Sierra Oncology, Inc.*	214,300	364,310
Spero Therapeutics, Inc.*+	72,379	760,703
Syndax Pharmaceuticals, Inc.*+	101,800	822,544
Synlogic, Inc.*	75,000	1,065,750
Syros Pharmaceuticals, Inc.*	85,900	1,023,069
T2 Biosystems, Inc.*+	125,000	931,250
Teligent, Inc.*+	250,981	991,375

Industry Company	Shares	Value

Health Care (continued)
Tetraphase Pharmaceuticals, Inc.*+	180,000	$ 496,800
Tocagen, Inc.*+	100,000	1,559,000
Tracon Pharmaceuticals, Inc.*	100,000	205,000
Utah Medical Products, Inc.	19,800	1,865,160
Veracyte, Inc.*	62,400	595,920
Verastem, Inc.*+	83,900	608,275
Versartis, Inc.*	85,100	119,140
VolitionRX, Ltd.*+	195,000	505,050
Voyager Therapeutics, Inc.*	35,000	662,200
vTv Therapeutics, Inc. Class A*+	68,800	52,976
XOMA Corp.*+	24,900	437,493
Xtant Medical Holdings, Inc.*	50,000	192,500
Zafgen, Inc.*	85,434	998,723
Zynerba Pharmaceuticals, Inc.*	55,500	452,880

		90,430,162

Industrials - 10.70%
Acacia Research Corp.*	161,800	517,760
Acme United Corp.	12,935	275,257
AeroCentury Corp.*	10,900	168,950
Air Industries Group*	400	556
Alpha Pro Tech, Ltd.*+	181,200	643,260
American Superconductor Corp.*+	70,100	487,195
AMREP Corp.*	30,100	220,031
ARC Document Solutions, Inc.*	150,000	426,000
Arotech Corp.*	121,367	412,648
Avalon Holdings Corp., Class A*	12,675	47,151
BG Staffing, Inc.	41,400	1,126,080
BlueLinx Holdings, Inc.*	35,600	1,121,044
CECO Environmental Corp.	20,000	157,600
Chicago Rivet & Machine Co.	10,000	325,000
Command Security Corp.*+	44,600	124,434
Commercial Vehicle Group, Inc.*	125,100	1,145,916
CompX International, Inc.	3,200	43,520
CPI Aerostructures, Inc.*	31,300	261,355
CRA International, Inc.	23,500	1,180,170
Eastern Co. (The)	33,600	954,240
Ecology & Environment, Inc., Class A	8,000	106,800
Enphase Energy, Inc.*+	246,000	1,193,100
EnviroStar, Inc.+	2,300	89,585

12	Quarterly Report | September 30, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Espey Manufacturing & Electronics Corp.+	10,700	$319,770
ExOne Co. (The)*+	48,300	457,884
Franklin Covey Co.*	22,000	520,300
FreightCar America, Inc.*	20,000	321,400
Fuel Tech, Inc.*	118,628	154,216
Gencor Industries, Inc.*	66,450	800,722
General Finance Corp.*	5,923	94,472
Goldfield Corp. (The)*	158,080	671,840
GP Strategies Corp.*	15,000	252,750
Graham Corp.+	35,900	1,011,303
Great Lakes Dredge & Dock Corp.*	205,100	1,271,620
HC2 Holdings, Inc.*+	104,000	636,480
Highpower International, Inc.*	50,000	135,000
Hill International, Inc.*	201,551	826,359
Houston Wire & Cable Co.*	83,300	641,410
Hudson Global, Inc.*	59,416	94,471
Hurco Cos., Inc.	36,334	1,638,663
Innovative Solutions & Support, Inc.*	125,054	317,637
Intersections, Inc.*+	12,500	22,625
L.B. Foster Co., Class A*	44,000	904,200
L.S. Starrett Co. (The), Class A	20,236	121,416
Lawson Products, Inc.*	32,400	1,098,360
LSI Industries, Inc.	100,000	460,000
Mastech Digital, Inc.*+	18,500	177,045
Miller Industries, Inc.	29,800	801,620
Orion Group Holdings, Inc.*	108,200	816,910
PAM Transportation Services, Inc.*	25,700	1,672,813
Patriot Transportation Holding, Inc.*	30,871	589,945
Performant Financial Corp.*	305,000	616,100
Perma-Pipe International Holdings, Inc.*	66,100	601,510
PICO Holdings, Inc.	85,000	1,066,750
Radiant Logistics, Inc.*	221,300	1,307,883
RCM Technologies, Inc.	180,710	771,632
Red Violet, Inc.*+	9,813	63,883
Reis, Inc.	54,800	1,260,400
Servotronics, Inc.+	15,653	169,679
SIFCO Industries, Inc.*	16,024	80,921
Sparton Corp.*	48,300	696,969
Tel-Instrument Electronics Corp.*+	15,000	43,020
Transcat, Inc.*	5,200	118,820
Twin Disc, Inc.*	49,600	1,142,784
Ultralife Corp.*	77,400	630,810
USA Truck, Inc.*	33,871	685,210

Industry Company	Shares	Value

Industrials (continued)
Virco Manufacturing Corp.	16,600	$80,510
Volt Information Sciences, Inc.*	100,000	385,000
Willdan Group, Inc.*	45,000	1,528,200
Willis Lease Finance Corp.*	36,000	1,242,360

		40,351,324

Information Technology - 12.56%
Aerohive Networks, Inc.*+	210,000	865,200
Agilysys, Inc.*	41,400	674,820
ALJ Regional Holdings, Inc.*	88,000	150,480
Amber Road, Inc.*+	123,300	1,186,146
Amtech Systems, Inc.*+	91,500	488,610
AstroNova, Inc.	32,800	708,480
Aviat Networks, Inc.*	22,086	356,689
Avid Technology, Inc.*	150,000	889,500
Aware, Inc.*	24,979	89,924
AXT, Inc.*	131,006	936,693
Bel Fuse, Inc., Class B	25,000	662,500
BK Technologies, Inc.	168,744	683,413
Blonder Tongue Laboratories, Inc.*	20,000	25,000
Brightcove, Inc.*	143,300	1,203,720
BSQUARE Corp.*	59,500	136,850
Clearfield, Inc.*+	58,000	780,100
Communications Systems, Inc.	22,100	61,880
Computer Task Group, Inc.*	58,800	306,936
CSP, Inc.	38,700	507,744
CyberOptics Corp.*+	42,550	859,510
DHI Group, Inc.*	255,100	535,710
Digi International, Inc.*	105,000	1,412,250
DSP Group, Inc.*	83,500	993,650
Edgewater Technology, Inc.*	50,900	255,518
EMCORE Corp.*+	163,702	777,584
Frequency Electronics, Inc.*	16,000	165,920
GlobalSCAPE, Inc.	161,180	646,332
GSE Systems, Inc.*+	145,125	522,450
GSI Technology, Inc.*+	161,417	1,113,777
Harmonic, Inc.*	1,300	7,150
ID Systems, Inc.*+	33,000	229,350
IEC Electronics Corp.*+	73,450	387,082
Impinj, Inc.*+	43,000	1,067,260
Information Services Group, Inc.*	183,300	876,174
Innodata, Inc.*	289,955	426,234
Inseego Corp.*+	46,900	180,565
Intellicheck, Inc.*+	49,700	124,747
Intelligent Systems Corp.*+	35,362	373,776
Intermolecular, Inc.*	167,600	196,092
Internap Corp.*	66,800	843,684

www.bridgeway.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
inTEST Corp.*	49,500	$383,625
Intevac, Inc.*+	82,933	431,252
Issuer Direct Corp.	25,000	382,500
Iteris, Inc.*	60,520	325,598
Key Tronic Corp.*	57,100	436,815
KVH Industries, Inc.*	80,510	1,054,681
Leaf Group, Ltd.*+	105,000	1,050,000
Liquidity Services, Inc.*	132,000	838,200
Majesco*+	3,000	22,650
Marchex, Inc., Class B	222,400	618,272
Marin Software, Inc.*+	44,614	142,765
Maxwell Technologies, Inc.*+	80,000	279,200
Napco Security Technologies Inc.*	88,576	1,324,211
NeoPhotonics Corp.*	105,000	871,500
Network-1 Technologies, Inc.	130,000	351,000
PAR Technology Corp.*	69,750	1,549,845
PCM, Inc.*	52,000	1,016,600
PC-Tel, Inc.	59,200	275,280
Perceptron, Inc.*	70,000	682,500
Pixelworks, Inc.*	113,900	513,689
PRGX Global, Inc.*	128,100	1,114,470
QAD, Inc., Class B	8,250	342,375
Quantum Corp.*	165,000	396,000
QuickLogic Corp.*+	230,000	230,000
Qumu Corp.*	30,000	81,000
RealNetworks, Inc.*	213,500	627,690
RF Industries, Ltd.	5,100	36,210
Richardson Electronics, Ltd.	99,011	868,326
Rubicon Project, Inc. (The)*	200,000	720,000
Seachange International, Inc.*	119,300	213,547
ServiceSource International, Inc.*	180,700	514,995
SMTC Corp.*+	140,000	404,600
StarTek, Inc.*+	65,000	430,300
Synacor, Inc.*	132,400	211,840
Telaria, Inc.*+	341,900	1,295,801
Telenav, Inc.*	214,100	1,081,205
TESSCO Technologies, Inc.	44,500	678,625
TransAct Technologies, Inc.	50,000	720,000
Travelzoo*	45,000	533,250
Trio-Tech International*	26,800	122,476
Wayside Technology Group, Inc.+	27,298	352,144
Wireless Telecom Group, Inc.*	113,100	205,842
Zedge, Inc., Class B*	16,855	33,541

Industry Company	Shares	Value

Information Technology (continued)
Zix Corp.*	164,582	$913,430

		47,387,350
Materials - 2.73%
Advanced Emissions Solutions, Inc.	77,075	921,817
Ampco-Pittsburgh Corp.*	45,983	271,300
China Green Agriculture, Inc.*	25,000	21,748
Core Molding Technologies, Inc.	80,100	534,267
Flexible Solutions International, Inc.*	45,707	67,189
Friedman Industries, Inc.	57,000	536,940
Gold Resource Corp.	203,100	1,043,934
Gulf Resources, Inc.*	205,900	216,195
Intrepid Potash, Inc.*	215,000	771,850
LSB Industries, Inc.*+	107,500	1,051,350
Northern Technologies International Corp.	13,950	484,065
Olympic Steel, Inc.	43,200	901,584
Paramount Gold Nevada Corp.*	40,000	42,400
Pershing Gold Corp.*	65,000	78,650
Ramaco Resources, Inc.*+	122,800	916,088
Senomyx, Inc.*	82,608	122,260
Synalloy Corp.	39,400	900,290
Trecora Resources*	30,000	420,000
Universal Stainless & Alloy Products, Inc.*	39,586	1,009,839

		10,311,766
Real Estate - 1.17%
American Realty Investors, Inc.*	11,100	187,812
Consolidated-Tomoka Land Co.	15,449	962,164
Griffin Industrial Realty, Inc.	17,905	698,295
Maui Land & Pineapple Co., Inc.*+	65,700	840,960
Stratus Properties, Inc.*+	37,150	1,136,790
Transcontinental Realty Investors, Inc.*+	2,300	73,347
Trinity Place Holdings, Inc.*	85,100	518,259

		4,417,627
Telecommunication Services - 1.30%
Alaska Communications Systems Group, Inc.*	243,000	398,520
IDT Corp., Class B	78,600	419,724

14	Quarterly Report | September 30, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Telecommunication Services (continued)
NII Holdings, Inc.*+	265,000	$ 1,552,900
Ooma, Inc.*+	72,500	1,203,500
Spok Holdings, Inc.	68,500	1,054,900
Windstream Holdings, Inc.*+	56,200	275,380

		4,904,924
Utilities - 1.06%
Artesian Resources Corp., Class A	19,500	717,210
Cadiz, Inc.*+	71,700	799,455
Genie Energy, Ltd., Class B+	98,667	532,802
Global Water Resources, Inc.	45,500	481,845
RGC Resources, Inc.+	14,000	373,940
Spark Energy, Inc., Class A+	43,000	354,750
York Water Co., (The)+	23,714	720,906

		3,980,908

TOTAL COMMON STOCKS - 99.22%		374,217,033

(Cost $280,966,224)

EXCHANGE TRADED FUND - 0.19%
iShares Micro-Cap ETF+	6,525	693,640

TOTAL EXCHANGE TRADED FUND - 0.19%		693,640

(Cost $163,006)

WARRANTS - 0.00%
BioTime, Inc., expire 10/01/18*Δ+	16,058	—
SAExploration Series A, expire 07/27/21*Δ	848	—
SAExploration Series B, expire 07/27/21*Δ	848	—

TOTAL WARRANTS - 0.00%		—

(Cost $15,589)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.36%
Fidelity Investments Money Market Government Portfolio Class I	1.92%	1,360,892	$1,360,892

TOTAL MONEY MARKET FUND - 0.36%			1,360,892

(Cost $1,360,892)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.65%
Fidelity Investments Money Market Government Portfolio Class I**	1.92%	40,160,862	40,160,862

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.65%			40,160,862

(Cost $40,160,862)

TOTAL INVESTMENTS - 110.42%			$416,432,427
(Cost $322,666,573)
Liabilities in Excess of Other Assets - (10.42%)			(39,285,931)

NET ASSETS - 100.00%			$377,146,496

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2018.
^	Rate disclosed as of September 30, 2018.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of September 30, 2018. Total loaned securities had a value of $38,445,028 as of September 30, 2018.
LLC	- Limited Liability Company

www.bridgeway.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2018 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$374,217,033	$ —	$ —	$374,217,033
Exchange Traded Fund	693,640	—	—	693,640
Warrants	—	—	0	0
Money Market Fund	—	1,360,892	—	1,360,892
Investments Purchased with Cash Proceeds from Securities Lending	—	40,160,862	—	40,160,862

TOTAL	$374,910,673	$41,521,754	$ 0	$416,432,427

(a) - Please refer to the Schedule of Investments for the industry classifi-cations of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Warrants	Total
Balance as of 06/30/2018	$0	$0
Purchases	—	—
Sales	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/ (Depreciation)	(965)	(965)
Transfers in1	965	965
Transfers out	—	—

Balance as of 09/30/2018	$0	$0

Net Change in Unrealized Appreciation (Depreciation) from Investments Held as of 09/30/2018	$(965)	$(965)

1 Transfer in represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

See Notes to Schedule of Investments.

16	Quarterly Report | September 30, 2018 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 96.45%
Consumer Discretionary - 17.68%
Asbury Automotive Group, Inc.*	2,400	$ 165,000
BJ’s Restaurants, Inc.	12,600	909,720
Boot Barn Holdings, Inc.*	30,500	866,505
Children’s Place, Inc. (The)	4,900	626,220
Crocs, Inc.*	38,600	821,794
Dave & Buster’s Entertainment, Inc.	13,100	867,482
Entravision Communications Corp., Class A	154,700	758,030
LGI Homes, Inc.*+	17,000	806,480
MDC Partners, Inc., Class A*	184,800	766,920
Pinnacle Entertainment, Inc.*	5,900	198,771
RH*+	6,300	825,363
Sleep Number Corp.*	3,800	139,764
Tailored Brands, Inc.+	34,200	861,498
tronc, Inc.*	52,200	852,426
Winnebago Industries, Inc.	21,000	696,150

		10,162,123
Consumer Staples - 2.95%
Chefs’ Warehouse, Inc. (The)*	22,800	828,780
Medifast, Inc.	3,900	864,045

		1,692,825
Energy - 2.08%
Carrizo Oil & Gas, Inc.*	17,200	433,440
Renewable Energy Group, Inc.*	26,500	763,200

		1,196,640
Financials - 9.77%
Artisan Partners Asset Management, Inc., Class A	8,300	268,920
Diamond Hill Investment Group, Inc.	3,800	628,482
Enova International, Inc.*	27,600	794,880
Evercore, Inc., Class A	7,300	734,015
FedNat Holding Co.	10,321	262,979
Houlihan Lokey, Inc.	15,900	714,387
Kearny Financial Corp.	19,000	263,150
Seacoast Banking Corp. of Florida*	28,800	840,960
Universal Insurance Holdings, Inc.	9,600	466,080
Walker & Dunlop, Inc.	12,100	639,848

		5,613,701

Industry Company	Shares	Value

Health Care - 22.80%
AMN Healthcare Services, Inc.*	16,000	$ 875,200
Arsanis, Inc.*+	46,900	75,978
BioSpecifics Technologies Corp.*	14,700	859,803
BioTelemetry, Inc.*	11,700	754,065
Chemed Corp.	1,300	415,454
Corcept Therapeutics, Inc.*+	31,000	434,620
Cutera, Inc.*	25,400	826,770
Emergent BioSolutions, Inc.*	13,000	855,790
Enanta Pharmaceuticals, Inc.*	9,300	794,778
Ensign Group, Inc. (The)	22,600	856,992
Genesis Healthcare, Inc.*	624,400	842,940
GTx, Inc.*	274,300	430,651
Insys Therapeutics, Inc.*	84,700	853,776
Jounce Therapeutics, Inc.*	88,300	573,950
Providence Service Corp. (The)*	12,600	847,728
Quorum Health Corp.*	53,388	312,854
RTI Surgical, Inc.*	34,500	155,250
Sientra, Inc.*+	35,000	835,800
Supernus Pharmaceuticals, Inc.*	14,800	745,180
Vocera Communications, Inc.*	20,700	757,206

		13,104,785
Industrials - 19.99%
Advanced Drainage Systems, Inc.	8,300	256,470
Allegiant Travel Co.	4,400	557,920
ArcBest Corp.	11,000	534,050
Avis Budget Group, Inc.*	26,700	858,138
Brink’s Co. (The)	3,200	223,200
Builders FirstSource, Inc.*	33,500	491,780
General Finance Corp.*	5,500	87,725
Harsco Corp.*	31,100	887,905
Insperity, Inc.	7,500	884,625
Kadant, Inc.	7,300	787,305
Lindsay Corp.	8,500	852,040
MasTec, Inc.*+	3,700	165,205
Meritor, Inc.*	39,000	755,040
PAM Transportation Services, Inc.*	3,700	240,833
Patrick Industries, Inc.*	14,000	828,800
Radiant Logistics, Inc.*	7,600	44,916
Saia, Inc.*	10,800	825,660
Spartan Motors, Inc.	57,400	846,650

www.bridgeway.com	17

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Systemax, Inc.	17,000	$ 559,980
TriNet Group, Inc.*	14,200	799,744

		11,487,986

Information Technology - 17.08%
3D Systems Corp.*+	41,400	782,460
ACI Worldwide, Inc.*	18,100	509,334
Advanced Energy Industries, Inc.*	9,300	480,345
Alarm.com Holdings, Inc.*+	8,000	459,200
Bottomline Technologies, Inc.*	12,000	872,520
Cirrus Logic, Inc.*	17,600	679,360
Extreme Networks, Inc.*	88,000	482,240
Five9, Inc.*	18,800	821,372
InterDigital, Inc.	9,700	776,000
MAXIMUS, Inc.	10,100	657,106
QuinStreet, Inc.*	65,600	890,192
ServiceSource International, Inc.*	97,300	277,305
SMART Global Holdings, Inc.*	29,200	839,208
Synaptics, Inc.*	16,200	739,044
TechTarget, Inc.*	13,700	266,054
Unisys Corp.*	14,000	285,600

		9,817,340

Materials - 3.07%
Kronos Worldwide, Inc.	11,900	193,375
Ryerson Holding Corp.*	70,000	791,000
Verso Corp., Class A*	23,100	777,777

		1,762,152

Real Estate - 1.03%
HFF, Inc., Class A	13,900	590,472
TOTAL COMMON STOCKS - 96.45% (Cost $47,667,773)		55,428,024

EXCHANGE TRADED FUND - 0.97%
iShares Russell 2000 Growth ETF+	2,600	559,208

TOTAL EXCHANGE TRADED FUND - 0.97% (Cost $546,096)		559,208

	Rate^	Shares	Value

MONEY MARKET FUND - 1.35%
Fidelity Investments Money Market Government Portfolio Class I	1.92%	776,033	$776,032

TOTAL MONEY MARKET FUND - 1.35% (Cost $776,033)			776,032

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.47%
Fidelity Investments Money Market Government Portfolio Class I**	1.92%	3,715,420	3,715,420

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.47% (Cost $3,715,420)			3,715,420

TOTAL INVESTMENTS - 105.24% (Cost $52,705,322)			$60,478,684
Liabilities in Excess of Other Assets - (5.24%)			(3,009,216)

NET ASSETS - 100.00%			$57,469,468

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2018.
^	Rate disclosed as of September 30, 2018.
+	This security or a portion of the security is out on loan as of September 30, 2018. Total loaned securities had a value of $3,589,493 as of September 30, 2018.

18	Quarterly Report | September 30, 2018 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2018 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$55,428,024	$ —	$ —	$55,428,024

Exchange Traded Fund	559,208	—	—	559,208

Money Market Fund	—	776,032	—	776,032

Investments Purchased with Cash Proceeds from Securities Lending	—	3,715,420	—	3,715,420

TOTAL	$55,987,232	$4,491,452	$ —	$60,478,684

See Notes to Schedule of Investments.

www.bridgeway.com	19

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 96.70%
Consumer Discretionary - 13.93%
American Axle & Manufacturing Holdings, Inc.*	42,100	$ 734,224
Bed Bath & Beyond, Inc.	16,100	241,500
Caleres, Inc.	11,900	426,734
Conn’s, Inc.*	21,200	749,420
Dana, Inc.	28,900	539,563
Entravision Communications Corp., Class A	203,500	997,150
Fossil Group, Inc.*	34,200	796,176
GameStop Corp., Class A+	40,700	621,489
J. Jill, Inc.*	119,100	736,038
KB Home	26,800	640,788
Modine Manufacturing Co.*	13,000	193,700
Office Depot, Inc.	191,400	614,394
Sonic Corp.	29,900	1,295,866
Tilly’s, Inc., Class A	25,000	473,750
Tower International, Inc.	23,500	710,875

		9,771,667
Consumer Staples - 5.03%
Darling Ingredients, Inc.*	32,700	631,764
Dean Foods Co.	47,200	335,120
Natural Health Trends Corp.	44,300	1,031,304
Sanderson Farms, Inc.	9,600	992,352
SUPERVALU, Inc.*	16,785	540,813

		3,531,353
Energy - 9.79%
Abraxas Petroleum Corp.*	412,300	960,659
Arch Coal, Inc., Class A	7,900	706,260
Ardmore Shipping Corp.*	70,100	455,650
California Resources Corp.*	26,200	1,271,486
Cloud Peak Energy, Inc.*	127,100	292,330
Denbury Resources, Inc.*	112,200	695,640
Par Pacific Holdings, Inc.*	16,700	340,680
Renewable Energy Group, Inc.*	38,000	1,094,400
Rowan Cos. PLC, Class A*	55,900	1,052,597

		6,869,702
Financials - 24.19%
American Equity Investment Life Holding Co.	28,600	1,011,296
Argo Group International Holdings, Ltd.	14,835	935,347
Banco Latinoamericano de Comercio Exterior SA, Class E	27,700	579,484
Banner Corp.	11,700	727,389
CNO Financial Group, Inc.	19,400	411,668
Enstar Group, Ltd.*	2,900	604,650

Industry Company	Shares	Value

Financials (continued)
Enterprise Financial Services Corp.	18,300	$ 970,815
EZCORP, Inc., Class A*+	94,100	1,006,870
First BanCorp Puerto Rico*	109,500	996,450
Flagstar Bancorp, Inc.*	8,500	267,495
GAIN Capital Holdings, Inc.	35,000	227,500
GAMCO Investors, Inc., Class A	30,300	709,626
HomeStreet, Inc.*	22,200	588,300
Independence Holding Co.	20,800	746,720
Investors Bancorp, Inc.	63,000	773,010
National General Holdings Corp.	36,800	987,712
National Western Life Group, Inc., Class A	2,600	829,920
Ocwen Financial Corp.*	245,100	965,694
Oppenheimer Holdings, Inc., Class A	29,750	940,100
Piper Jaffray Cos.	10,200	778,770
Provident Financial Services, Inc.	11,800	289,690
Walker & Dunlop, Inc.	17,400	920,112
Western New England Bancorp, Inc.	60,500	653,400
WMIH Corp.*	35,739	49,677

		16,971,695
Health Care - 7.10%
ArQule, Inc.*	104,465	591,272
Civitas Solutions, Inc.*	45,200	666,700
Community Health Systems, Inc.*+	47,900	165,734
Computer Programs &
Systems, Inc.	21,200	569,220
Concert Pharmaceuticals, Inc.*	51,300	761,292
Luminex Corp.	23,500	712,285
Orthofix Medical, Inc.*	17,900	1,034,799
Triple-S Management Corp., Class B*	25,200	476,028

		4,977,330
Industrials - 15.29%
ACCO Brands Corp.	76,500	864,450
Aircastle, Ltd.	27,100	593,761
CRA International, Inc.	5,674	284,948
Federal Signal Corp.	31,700	848,926
GATX Corp.	11,900	1,030,421
Gorman-Rupp Co. (The)	9,300	339,450
Greenbrier Companies., Inc. (The)	17,200	1,033,720
InnerWorkings, Inc.*	94,300	746,856

20	Quarterly Report | September 30, 2018 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Insteel Industries, Inc.	7,400	$265,512
Interface, Inc.	42,500	992,375
Kimball International, Inc., Class B	30,400	509,200
Mistras Group, Inc.*	16,600	359,722
Moog, Inc., Class A	3,700	318,089
Radiant Logistics, Inc.*	115,100	680,241
SkyWest, Inc.	17,600	1,036,640
Sterling Construction Co., Inc.*	12,237	175,234
Triton International, Ltd./Bermuda	10,000	332,700
TrueBlue, Inc.*	12,100	315,205

		10,727,450

Information Technology - 6.12%
CTS Corp.	10,800	370,440
Diodes, Inc.*	27,600	918,804
Information Services Group, Inc.*	7,500	35,850
Tech Data Corp.*	7,700	551,089
TTM Technologies, Inc.*	36,100	574,351
Unisys Corp.*+	50,600	1,032,240
Vishay Intertechnology, Inc.	40,000	814,000

		4,296,774

Materials - 3.03%
SunCoke Energy, Inc.*	74,700	868,014
Verso Corp., Class A*	18,400	619,528
Warrior Met Coal, Inc.	23,500	635,440

		2,122,982

Real Estate - 8.09%
CBL & Associates Properties, Inc.+	158,100	630,819
Cousins Properties, Inc.	90,600	805,434
Global Net Lease, Inc.	29,700	619,245
Healthcare Realty Trust, Inc.	21,500	629,090
Monmouth Real Estate Investment Corp.	59,400	993,168
Select Income REIT	39,000	855,660
Sunstone Hotel Investors, Inc.	38,500	629,860
Washington Prime Group, Inc.	69,800	509,540

		5,672,816

Telecommunication Services - 2.12%
Intelsat SA*	46,100	1,383,000
Windstream Holdings, Inc.*+	20,620	101,038

		1,484,038

Industry Company	Shares	Value

Utilities - 2.01%
ALLETE, Inc.	8,500	$ 637,585
Atlantic Power Corp.*+	352,000	774,400

		1,411,985

TOTAL COMMON STOCKS - 96.70% (Cost $61,761,591)		67,837,792

EXCHANGE TRADED FUND - 1.50%
iShares Russell 2000 Value Index Fund+	7,900	1,050,700

TOTAL EXCHANGE TRADED FUND - 1.50% (Cost $1,066,080)		1,050,700

	Rate^	Shares	Value
MONEY MARKET FUND - 4.43%
Fidelity Investments Money Market Government Portfolio Class I	1.92%	3,106,726	3,106,726

TOTAL MONEY MARKET FUND - 4.43% (Cost $3,106,726)			3,106,726

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.36%
Fidelity Investments Money Market Government Portfolio Class I**	1.92%	3,060,260	3,060,260

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.36% (Cost $3,060,260)			3,060,260

TOTAL INVESTMENTS - 106.99% (Cost $68,994,657)			$75,055,478
Liabilities in Excess of Other Assets - (6.99%)			(4,904,547)

NET ASSETS - 100.00%			$70,150,931

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2018.
^	Rate disclosed as of September 30, 2018.
+	This security or a portion of the security is out on loan as of September 30, 2018. Total loaned securities had a value of $2,913,657 as of September 30, 2018.

www.bridgeway.com	21

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2018 (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$67,837,792	$ —	$ —	$ 67,837,792

Exchange Traded Fund	1,050,700	—	—	1,050,700

Money Market Fund	—	3,106,726	—	3,106,726

Investments Purchased with Cash Proceeds from Securities Lending	—	3,060,260	—	3,060,260

TOTAL	$68,888,492	$6,166,986	$ —	$75,055,478

See Notes to Schedule of Investments.

22	Quarterly Report | September 30, 2018 (Unaudited)

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.94%
Consumer Discretionary - 14.03%
Amazon.com, Inc.*	12,350	$24,737,050
Comcast Corp., Class A	435,450	15,419,284
Home Depot, Inc. (The)	74,100	15,349,815
McDonald’s Corp.	92,100	15,407,409
Walt Disney Co. (The)	132,700	15,517,938

		86,431,496

Consumer Staples - 10.00%
Coca-Cola Co. (The)	333,314	15,395,774
PepsiCo, Inc.	138,075	15,436,785
Procter & Gamble Co. (The)	185,006	15,398,049
Walmart, Inc.	163,669	15,370,156

		61,600,764

Energy - 4.95%
Chevron Corp.	125,195	15,308,845
Exxon Mobil Corp.	178,737	15,196,220

		30,505,065

Financials - 14.28%
Bank of America Corp.	735,508	21,668,066
Berkshire Hathaway, Inc., Class B*	70,650	15,126,871
Citigroup, Inc.	210,200	15,079,748
JPMorgan Chase & Co.	184,395	20,807,132
Wells Fargo & Co.	290,359	15,261,269

		87,943,086

Health Care - 10.26%
Johnson & Johnson	111,902	15,461,499
Merck & Co., Inc.	216,835	15,382,275
Pfizer, Inc.	384,274	16,934,955
UnitedHealth Group, Inc.	57,900	15,403,716

		63,182,445

Industrials - 9.98%
3M Co.	71,700	15,107,907
Boeing Co. (The)	41,700	15,508,230
United Parcel Service, Inc., Class B	130,863	15,278,255
United Technologies Corp.	111,660	15,611,185

		61,505,577

Information Technology - 31.46%
Alphabet, Inc., Class A*	10,030	12,107,012
Alphabet, Inc., Class C*	10,159	12,124,462
Apple, Inc.	110,900	25,034,566
Cisco Systems, Inc.	366,558	17,833,047
Facebook, Inc., Class A*	90,800	14,932,968
Intel Corp.	334,193	15,803,987

Industry Company	Shares	Value

Information Technology (continued)
International Business Machines Corp.	100,317	$15,168,933
Microsoft Corp.	218,045	24,937,807
Oracle Corp.	297,913	15,360,394
QUALCOMM, Inc.	215,800	15,544,074
Visa, Inc., Class A	166,250	24,952,462

		193,799,712

Telecommunication Services - 4.98%
AT&T, Inc.	458,905	15,410,030
Verizon Communications, Inc.	286,189	15,279,631

		30,689,661

TOTAL COMMON STOCKS - 99.94%		615,657,806

(Cost $322,581,622)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	1.92%	353	353

TOTAL MONEY MARKET FUND - 0.00%			353

(Cost $353)

TOTAL INVESTMENTS - 99.94%			$615,658,159
(Cost $322,581,975)
Other Assets in Excess of Liabilities - 0.06%			364,014

NET ASSETS - 100.00%			$616,022,173

*	Non-income producing security.
^	Rate disclosed as of September 30, 2018.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 (See Note 2 in Notes to Schedule of Investments):

		Valuation Inputs
		Investment in Securities (Value)
		Level 2	Level 3
	Level 1 Quoted	Significant Observable	Significant Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$615,657,806	$ —	$—	$615,657,806
Money Market Fund	—	353	—	353

TOTAL	$615,657,806	$353	$—	$615,658,159

See Notes to Schedule of Investments.

www.bridgeway.com	23

Managed Volatility Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 63.03%
Consumer Discretionary - 8.29%
Adient PLC	495	$ 19,459
Amazon.com, Inc.*	300	600,900
Aptiv PLC	500	41,950
AutoZone, Inc.*	200	155,140
Booking Holdings, Inc.*	100	198,400
Carnival Corp.	600	38,262
Comcast Corp., Class A#	2,500	88,525
Delphi Technologies PLC	166	5,206
Discovery, Inc., Class C*	1,514	44,784
Dollar General Corp.	500	54,650
Ford Motor Co.#	29,900	276,575
Goodyear Tire & Rubber Co. (The)	200	4,678
Hasbro, Inc.#	700	73,584
Lear Corp.#	1,500	217,500
Magna International, Inc.#	4,200	220,626
McDonald’s Corp.	500	83,645
NIKE, Inc., Class B#	1,500	127,080
Omnicom Group, Inc.#	1,200	81,624
Ross Stores, Inc.#	500	49,550
Starbucks Corp.	700	39,788
Target Corp.	500	44,105
Twenty-First Century Fox, Inc., Class A	1,200	55,596
Walt Disney Co. (The)#	900	105,246
Wynn Resorts, Ltd.	200	25,412
Yum China Holdings, Inc.#	800	28,088
Yum! Brands, Inc.	300	27,273

		2,707,646

Consumer Staples - 3.20%
Archer-Daniels-Midland Co.	1,000	50,270
Campbell Soup Co.#+	1,900	69,597
Coca-Cola Co. (The)	900	41,571
Colgate-Palmolive Co.#	700	46,865
Constellation Brands, Inc., Class A	500	107,810
Costco Wholesale Corp.	300	70,464
General Mills, Inc.#	1,600	68,672
JM Smucker Co. (The)	400	41,044
Kimberly-Clark Corp.#	1,100	125,004
Kroger Co. (The)	800	23,288
Mondelez International, Inc. Class A	2,500	107,400
PepsiCo, Inc.#	1,300	145,340
Procter & Gamble Co. (The)#	1,100	91,553
Walmart, Inc.	600	56,346

		1,045,224

Energy - 2.96%
Anadarko Petroleum Corp.#	700	47,187

Industry Company	Shares	Value

Energy (continued)
Chevron Corp.#	1,778	$ 217,414
ConocoPhillips#	1,287	99,614
EOG Resources, Inc.	500	63,785
Exxon Mobil Corp.#	1,900	161,538
Halliburton Co.	700	28,371
Helmerich & Payne, Inc.#	1,000	68,770
Kinder Morgan, Inc.	1,800	31,914
Marathon Petroleum Corp.#	1,700	135,949
Phillips 66	593	66,843
Valero Energy Corp.	400	45,500

		966,885

Financials - 9.39%
Allstate Corp. (The)#	600	59,220
American Express Co.	600	63,894
Aon PLC#	800	123,024
Athene Holding, Ltd., Class A*#	5,700	294,462
Bank of America Corp.#	2,300	67,758
BB&T Corp.#	800	38,832
Berkshire Hathaway, Inc., Class B*	500	107,055
BlackRock, Inc.	300	141,399
Capital One Financial Corp.#	700	66,451
Charles Schwab Corp. (The)#	1,800	88,470
Chubb, Ltd.	361	48,244
Citigroup, Inc.#	2,810	201,589
Comerica, Inc.	300	27,060
Goldman Sachs Group, Inc. (The)	500	112,120
Huntington Bancshares, Inc.	3,200	47,744
JPMorgan Chase & Co.#	1,000	112,840
KeyCorp	4,800	95,472
Marsh & McLennan Cos., Inc.	300	24,816
Morgan Stanley#	2,300	107,111
PNC Financial Services Group, Inc. (The)	500	68,095
Progressive Corp. (The)#	1,220	86,669
Prudential Financial, Inc.#	3,000	303,960
S&P Global, Inc.	500	97,695
State Street Corp.#	700	58,646
T Rowe Price Group, Inc.	1,000	109,180
Travelers Cos., Inc. (The)#	1,700	220,507
U.S. Bancorp	1,900	100,339
Wells Fargo & Co.#	3,671	192,948

		3,065,600

Health Care - 7.06%
Abbott Laboratories#	1,900	139,384

24	Quarterly Report | September 30, 2018 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
AbbVie, Inc.#	1,600	$ 151,328
Allergan PLC	300	57,144
Amgen, Inc.	500	103,645
Anthem, Inc.	300	82,215
Baxter International, Inc.	600	46,254
Becton Dickinson & Co.#	773	201,753
Biogen, Inc.*	400	141,324
Bristol-Myers Squibb Co.#	1,479	91,816
Celgene Corp.*#	1,100	98,439
CVS Health Corp.#	700	55,104
Danaher Corp.	500	54,330
DaVita, Inc.*#	1,100	78,793
Express Scripts Holding Co.*#	1,234	117,242
Gilead Sciences, Inc.#	700	54,047
Johnson & Johnson#	1,400	193,438
Merck & Co., Inc.#	2,200	156,068
Pfizer, Inc.	2,500	110,175
Stryker Corp.#	660	117,269
Thermo Fisher Scientific, Inc.	500	122,040
UnitedHealth Group, Inc.	500	133,020

		2,304,828

Industrials - 7.25%
3M Co.	500	105,355
AerCap Holdings NV*#	1,100	63,272
Boeing Co. (The)	300	111,570
Deere & Co.	400	60,132
Emerson Electric Co.	1,000	76,580
FedEx Corp.#	600	144,474
General Electric Co.	2,900	32,741
Honeywell International, Inc.#	800	133,120
JetBlue Airways Corp.*#	10,700	207,152
Johnson Controls International PLC#	754	26,390
Lockheed Martin Corp.	270	93,409
Northrop Grumman Corp.#	700	222,159
NOW, Inc.*+	200	3,310
Raytheon Co.	300	61,998
Southwest Airlines Co.#	1,400	87,430
TransUnion#	500	36,790
Union Pacific Corp.	500	81,415
United Rentals, Inc.*#	3,600	588,960
United Technologies Corp.#	1,140	159,383
Waste Management, Inc.	800	72,288

		2,367,928

Information Technology - 16.71%
Adobe Systems, Inc.*#	800	215,960

Industry Company	Shares	Value

Information Technology (continued)
Alphabet, Inc., Class A*	260	$ 313,841
Alphabet, Inc., Class C*	260	310,302
Apple, Inc.#	3,900	880,386
Applied Materials, Inc.#	1,600	61,840
Cisco Systems, Inc.	4,300	209,195
Citrix Systems, Inc.*#	500	55,580
Cognizant Technology Solutions Corp., Class A#	700	54,005
Dell Technologies, Inc., Class V*	222	21,561
DXC Technology Co.	171	15,992
eBay, Inc.*	700	23,114
Electronic Arts, Inc.*#	800	96,392
Facebook, Inc., Class A*#	1,500	246,690
Hewlett Packard Enterprise Co.	1,400	22,834
HP, Inc.	2,000	51,540
Intel Corp.#	2,400	113,496
International Business Machines Corp.#	1,300	196,573
Intuit, Inc.	400	90,960
Juniper Networks, Inc.#	3,900	116,883
Lam Research Corp.#	1,600	242,720
LogMeIn, Inc.	189	16,840
Mastercard, Inc., Class A#	800	178,088
Micro Focus International PLC, ADR	196	3,622
Micron Technology, Inc.*#	15,700	710,111
Microsoft Corp.#	800	91,496
ON Semiconductor Corp.*#	13,000	239,590
Oracle Corp.	860	44,342
PayPal Holdings, Inc.*	400	35,136
Perspecta, Inc.	85	2,186
QUALCOMM, Inc.#	1,000	72,030
salesforce.com, Inc.*#	1,300	206,739
Seagate Technology PLC#	4,000	189,400
Texas Instruments, Inc.#	670	71,884
Visa, Inc., Class A	1,300	195,117
Western Digital Corp.#	1,010	59,125

		5,455,570

Materials - 3.60%
AdvanSix, Inc.*	48	1,630
Chemours Co. (The)#	2,900	114,376
DowDuPont, Inc.#	900	57,879
Eastman Chemical Co.#	2,100	201,012
Huntsman Corp.#	10,000	272,300
International Paper Co.#	700	34,405
LyondellBasell Industries NV, Class A	500	51,255
Praxair, Inc.	300	48,219

www.bridgeway.com	25

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Materials (continued)
Sherwin-Williams Co. (The)		300	$ 136,563
Westlake Chemical Corp.		3,100	257,641

			1,175,280

Real Estate - 2.25%
American Tower Corp.#		800	116,240
Crown Castle International Corp.		500	55,665
Extra Space Storage, Inc.#		3,500	303,240
Public Storage		500	100,815
Simon Property Group, Inc.#		900	159,075

			735,035

Telecommunication Services - 1.00%
AT&T, Inc.#		6,440	216,255
CenturyLink, Inc.		1,200	25,440
Verizon Communications, Inc.		1,600	85,424

			327,119

Utilities - 1.32%
AES Corp.		4,300	60,200
American Electric Power Co., Inc.#		1,000	70,880
Dominion Energy, Inc.#		1,020	71,686
Duke Energy Corp.		783	62,656
Exelon Corp.#		1,400	61,124
Public Service Enterprise Group, Inc.		900	47,511
Sempra Energy		500	56,875

			430,932

TOTAL COMMON STOCKS - 63.03%			20,582,047

(Cost $13,294,203)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 33.57%
U.S. Treasury Bills - 33.57%
10/04/2018	1.950%(a)	$2,000,000	1,999,663
10/11/2018	1.955%(a)	2,000,000	1,998,863
11/29/2018	2.091%(a)	3,000,000	2,989,564
12/27/2018	2.192%(a)	3,000,000	2,984,394
03/28/2019	2.332%(a)	1,000,000	988,603

			10,961,087

TOTAL U.S. GOVERNMENT OBLIGATIONS - 33.57%			10,961,087

(Cost $10,959,898)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.17%
Fidelity Investments Money Market Government Portfolio Class I**	1.92%	56,300	$56,300

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -0.17%			56,300

(Cost $56,300)

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN - 96.77%			$31,599,434

(Cost $24,310,401)

WRITTEN OPTIONS - (1.35%)
TOTAL WRITTEN OPTIONS - (1.35%)			$ (441,346)

(Premiums Received $(521,517))

TOTAL INVESTMENTS - 95.42%			$31,158,088
(Cost $23,788,884)
Other Assets in Excess of Liabilities - 4.58%			1,496,038

NET ASSETS - 100.00%			$32,654,126

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2018.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of September 30, 2018.
+	This security or a portion of the security is out on loan as of September 30, 2018. Total loaned securities had a value of $54,592 as of September 30, 2018.
(a)	Rate represents the effective yield at purchase.

PLC - Public Limited Company

ADR - American Depositary Receipt

26	Quarterly Report | September 30, 2018 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
EXCHANGE TRADED PUT OPTIONS WRITTEN - (0.61%)

Alexandria Real Estate Equities, Inc.	11	$(138,369)	$125.00	10/19/18	$(1,705)
American Financial Group, Inc.	10	(110,970)	110.00	12/21/18	(3,300)
Applied Materials, Inc.	85	(328,525)	39.00	11/16/18	(16,405)
AT&T, Inc.	100	(335,800)	32.00	10/19/18	(1,500)
C.H. Robinson Worldwide, Inc.	5	(48,960)	85.00	11/16/18	(275)
Chemours Co. (The)	40	(157,760)	41.00	10/26/18	(9,800)
Chemours Co. (The)	15	(59,160)	45.00	10/19/18	(8,325)
Dish Network Corp.	95	(339,720)	35.00	12/21/18	(21,375)
Ford Motor Co.	100	(92,500)	10.00	10/19/18	(8,600)
HCA Healthcare, Inc.	25	(347,800)	130.00	12/21/18	(6,275)
KAR Auction Services, Inc.	40	(238,760)	60.00	10/19/18	(5,000)
Macy’s, Inc.	90	(312,570)	38.00	10/19/18	(33,120)
MetLife, Inc.	60	(280,320)	47.50	12/21/18	(14,100)
Micron Technology, Inc.	25	(113,075)	49.00	10/19/18	(9,925)
Netflix, Inc.	9	(336,717)	370.00	10/19/18	(15,030)
Nordstrom, Inc.	10	(59,810)	55.00	10/19/18	(300)
Northern Trust Corp.	31	(316,603)	105.00	10/19/18	(11,036)
Progressive Corp. (The)	16	(113,664)	60.00	11/16/18	(240)
PulteGroup, Inc.	30	(74,310)	26.00	11/02/18	(5,010)
Steel Dynamics, Inc.	25	(112,975)	45.00	11/16/18	(4,000)
Torchmark Corp.	25	(216,725)	85.00	11/16/18	(4,250)
Vail Resorts, Inc.	7	(192,094)	280.00	10/19/18	(6,440)
Wex, Inc.	5	(100,380)	190.00	11/16/18	(1,800)
XPO Logistics, Inc.	33	(376,761)	100.00	11/16/18	(4,950)
Zebra Technologies Corp.	21	(371,343)	160.00	11/16/18	(7,350)

Total Exchange Traded Put Options Written (Premiums received $(219,084))					$(200,111)

EXCHANGE TRADED CALL OPTIONS WRITTEN - (0.74%)

Abbott Laboratories	3	$(22,008)	$ 65.00	11/16/18	$(2,529)
AbbVie, Inc.	3	(28,374)	100.00	11/16/18	(390)
Adobe Systems, Inc.	3	(80,985)	260.00	10/19/18	(3,921)
AerCap Holdings NV	11	(63,272)	57.50	10/19/18	(880)
Allstate Corp. (The)	3	(29,610)	95.00	10/19/18	(1,260)
American Electric Power Co., Inc.	3	(21,264)	72.50	11/16/18	(240)
American Tower Corp.	3	(43,590)	150.00	01/18/19	(960)
Anadarko Petroleum Corp.	3	(20,223)	75.00	10/19/18	(27)
Aon PLC	3	(46,134)	150.00	10/19/18	(1,500)
Apple, Inc.	20	(451,480)	210.00	10/19/18	(33,000)
Apple, Inc.	6	(135,444)	190.00	10/19/18	(21,426)
Applied Materials, Inc.	5	(19,325)	44.00	10/19/18	(40)
AT&T, Inc.	19	(63,802)	33.00	10/19/18	(1,349)
Athene Holding, Ltd., Class A	57	(294,462)	50.00	11/16/18	(13,395)
Bank of America Corp.	7	(20,622)	32.00	12/21/18	(259)
BB&T Corp.	3	(14,562)	52.50	12/21/18	(132)
Becton Dickinson & Co.	3	(78,300)	260.00	10/19/18	(1,395)
Bristol-Myers Squibb Co.	5	(31,040)	62.50	12/21/18	(1,050)

www.bridgeway.com	27

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
Exchange Traded Call Options Written (continued)
Campbell Soup Co.	5	$(18,315)	$44.00	11/16/18	$(35)
Capital One Financial Corp.	3	(28,479)	100.00	12/21/18	(519)
Celgene Corp.	4	(35,796)	90.00	11/02/18	(1,264)
Charles Schwab Corp. (The)	6	(29,490)	52.50	11/02/18	(270)
Chemours Co. (The)	15	(59,160)	46.00	10/19/18	(75)
Chemours Co. (The)	14	(55,216)	44.00	10/19/18	(140)
Chevron Corp.	6	(73,368)	120.00	11/02/18	(2,670)
Citigroup, Inc.	8	(57,392)	75.00	12/21/18	(1,416)
Citrix Systems, Inc.	3	(33,348)	115.00	12/21/18	(990)
Cognizant Technology Solutions Corp., Class A	3	(23,145)	85.00	10/19/18	(15)
Colgate-Palmolive Co.	3	(20,085)	67.50	11/16/18	(414)
Comcast Corp., Class A	8	(28,328)	38.00	11/02/18	(224)
ConocoPhillips	4	(30,960)	70.00	11/16/18	(3,340)
CVS Health Corp.	3	(23,616)	75.00	11/16/18	(1,503)
DaVita, Inc.	3	(21,489)	72.50	10/19/18	(555)
Dominion Energy, Inc.	3	(21,084)	70.00	10/19/18	(345)
DowDuPont, Inc.	3	(19,293)	72.00	10/05/18	(6)
Eastman Chemical Co.	21	(201,012)	100.00	12/21/18	(4,200)
Electronic Arts, Inc.	3	(36,147)	115.00	12/21/18	(3,195)
Exelon Corp.	4	(17,464)	43.00	10/19/18	(408)
Express Scripts Holding Co.	4	(38,004)	90.00	11/16/18	(2,880)
Extra Space Storage, Inc.	35	(303,240)	90.00	12/21/18	(5,950)
Exxon Mobil Corp.	6	(51,012)	85.00	11/16/18	(1,194)
Facebook, Inc., Class A	5	(82,230)	200.00	10/19/18	(10)
FedEx Corp.	3	(72,237)	260.00	01/18/19	(1,323)
Ford Motor Co.	270	(249,750)	10.00	10/19/18	(810)
General Mills, Inc.	5	(21,460)	45.00	10/19/18	(60)
Gilead Sciences, Inc.	3	(23,163)	75.00	11/02/18	(1,170)
Hasbro, Inc.	3	(31,536)	103.00	10/05/18	(855)
Helmerich & Payne, Inc.	3	(20,631)	67.50	12/21/18	(1,380)
Honeywell International, Inc.	3	(49,920)	165.00	12/21/18	(1,695)
Huntsman Corp.	100	(272,300)	33.00	11/16/18	(800)
Intel Corp.	8	(37,832)	52.50	10/19/18	(24)
International Business Machines Corp.	4	(60,484)	145.00	10/19/18	(3,064)
International Paper Co.	3	(14,745)	55.00	10/19/18	(9)
JetBlue Airways Corp.	107	(207,152)	20.00	12/21/18	(8,560)
Johnson & Johnson	3	(41,451)	135.00	11/16/18	(1,590)
Johnson Controls International PLC	3	(10,500)	36.00	10/19/18	(93)
JPMorgan Chase & Co.	3	(33,852)	115.00	10/19/18	(315)
Juniper Networks, Inc.	12	(35,964)	27.00	10/19/18	(3,900)
Kimberly-Clark Corp.	3	(34,092)	110.00	10/19/18	(1,230)
Lam Research Corp.	16	(242,720)	175.00	11/16/18	(1,808)
Lear Corp.	15	(217,500)	160.00	12/21/18	(4,500)
Magna International, Inc.	25	(131,325)	57.50	10/19/18	(375)
Magna International, Inc.	17	(89,301)	55.00	10/19/18	(935)
Marathon Petroleum Corp.	5	(39,985)	82.50	11/16/18	(1,310)
Mastercard, Inc., Class A	3	(66,783)	200.00	10/19/18	(6,861)

28	Quarterly Report | September 30, 2018 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
Exchange Traded Call Options Written (continued)
Merck & Co., Inc.	7	$(49,658)	$67.50	10/19/18	$(2,625)
Micron Technology, Inc.	63	(284,949)	48.00	10/19/18	(3,780)
Micron Technology, Inc.	55	(248,765)	50.00	11/16/18	(5,115)
Micron Technology, Inc.	12	(54,276)	50.00	12/21/18	(2,112)
Microsoft Corp.	3	(34,311)	110.00	11/16/18	(1,935)
Morgan Stanley	7	(32,599)	49.00	10/19/18	(245)
NIKE, Inc., Class B	5	(42,360)	84.00	10/05/18	(625)
Northrop Grumman Corp.	3	(95,211)	300.00	11/16/18	(6,489)
Omnicom Group, Inc.	3	(20,406)	72.50	10/19/18	(90)
ON Semiconductor Corp.	50	(92,150)	20.00	11/16/18	(2,500)
PepsiCo, Inc.	4	(44,720)	120.00	10/19/18	(24)
Procter & Gamble Co. (The)	3	(24,969)	85.00	11/16/18	(270)
Progressive Corp. (The)	4	(28,416)	65.00	11/16/18	(2,640)
Prudential Financial, Inc.	30	(303,960)	105.00	12/21/18	(7,890)
QUALCOMM, Inc.	3	(21,609)	72.50	11/16/18	(837)
Ross Stores, Inc.	3	(29,730)	92.50	11/16/18	(2,400)
salesforce.com, Inc.	4	(63,612)	150.00	11/16/18	(4,680)
Seagate Technology PLC	23	(108,905)	49.00	11/02/18	(3,933)
Seagate Technology PLC	17	(80,495)	50.00	10/26/18	(1,870)
Simon Property Group, Inc.	3	(53,025)	175.00	10/19/18	(1,080)
Southwest Airlines Co.	4	(24,980)	62.50	10/19/18	(504)
State Street Corp.	3	(25,134)	85.00	11/16/18	(858)
Stryker Corp.	3	(53,304)	175.00	12/21/18	(2,082)
Texas Instruments, Inc.	3	(32,187)	120.00	10/19/18	(9)
TransUnion	5	(36,790)	75.00	11/16/18	(1,075)
Travelers Cos., Inc. (The)	17	(220,507)	125.00	10/19/18	(9,520)
TTWF LP	31	(257,641)	110.00	10/19/18	(155)
United Rentals, Inc.	36	(588,960)	172.50	11/02/18	(13,320)
United Technologies Corp.	3	(41,943)	140.00	12/21/18	(1,572)
Walt Disney Co. (The)	3	(35,082)	110.00	12/21/18	(2,610)
Wells Fargo & Co.	11	(57,816)	57.50	11/16/18	(220)
Western Digital Corp.	3	(17,562)	85.00	10/19/18	(12)
Yum China Holdings, Inc.	3	(10,533)	37.50	10/19/18	(120)

Total Exchange Traded Call Options Written (Premiums received $(302,433))					$(241,235)

www.bridgeway.com	29

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2018 (See Note 2 in Notes to Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,582,047	$ —	$ —	$20,582,047
U.S. Government Obligations	—	10,961,087	—	10,961,087
Investments Purchased with Cash Proceeds from Securities Lending	—	56,300	—	56,300

TOTAL	$20,582,047	$11,017,387	$ —	$31,599,434

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$(362,832)	$(78,514)	$ —	$(441,346)

TOTAL	$(362,832)	$(78,514)	$ —	$(441,346)

See Notes to Schedule of Investments.

30	Quarterly Report | September 30, 2018 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “ Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with nine investment funds as of September 30, 2018. The Aggressive Investors

1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report (each is referred to as a “Fund” and collectively, the “Funds”). The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2018, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Growth, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Growth and Small-Cap Value Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

www.bridgeway.com	31

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2018 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Investments Money Market Government Portfolio - Class I, which is held by each Fund, invests primarily in securities that are valued at amortized cost. Therefore, this investment is classified as a Level 2 investment.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2018 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

32	Quarterly Report | September 30, 2018 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2018 (Unaudited)

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2018, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes.

www.bridgeway.com	33

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2018 (Unaudited)

Outstanding written options as of September 30, 2018 for the Managed Volatility Fund are included in the Schedule of Investments. The Aggressive Investors 1 Fund had no transactions in written options during the period ended September 30, 2018.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

34	Quarterly Report | September 30, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.90%
Consumer Discretionary - 21.27%
1-800-Flowers.com, Inc., Class A*	60,000	$ 708,000
Abercrombie & Fitch Co., Class A	210,000	4,435,200
AMCON Distributing Co.	1,350	117,383
American Axle & Manufacturing Holdings, Inc.*	206,600	3,603,104
American Public Education, Inc.*	37,600	1,242,680
Appliance Recycling Centers of America, Inc.*	2,900	2,697
Ark Restaurants Corp.	12,600	289,926
Ascena Retail Group, Inc.*	350,000	1,599,500
AV Homes, Inc.*	52,300	1,046,000
Barnes & Noble Education, Inc.*	116,824	672,906
Barnes & Noble, Inc.	42,900	248,820
Bassett Furniture Industries, Inc.	80,500	1,710,625
BBX Capital Corp.	351,039	2,604,709
Beasley Broadcast Group, Inc., Class A	28,500	196,650
Beazer Homes USA, Inc.*	120,000	1,260,000
Big 5 Sporting Goods Corp.+	117,600	599,760
Big Lots, Inc.	50,000	2,089,500
Biglari Holdings, Inc., Class A*	210	193,620
Biglari Holdings, Inc., Class B*	2,100	380,835
BJ’s Restaurants, Inc.	59,000	4,259,800
Bojangles’, Inc.*	70,000	1,099,000
Boot Barn Holdings, Inc.*	54,000	1,534,140
Buckle, Inc. (The)+	75,400	1,737,970
Build-A-Bear Workshop, Inc.*	26,000	235,300
Caleres, Inc.	123,500	4,428,710
Canterbury Park Holding Corp.	3,900	59,475
Carrols Restaurant Group, Inc.*	61,900	903,740
Cato Corp., Class A (The)	10,000	210,200
Century Casinos, Inc.*	124,600	929,516
Chico’s FAS, Inc.	218,200	1,891,794
China Automotive Systems, Inc.*+	37,500	132,000
China XD Plastics Co., Ltd.*	163,000	586,800
Christopher & Banks Corp.*	27,700	21,055
Citi Trends, Inc.	78,840	2,268,227
Conn’s, Inc.*	78,000	2,757,300
Container Store Group, Inc. (The)*	141,150	1,566,765

Industry Company	Shares	Value

Consumer Discretionary (continued)
Cooper Tire & Rubber Co.	54,550	$1,543,765
Cooper-Standard Holdings, Inc.*	51,000	6,118,980
Crown Crafts, Inc.	13,050	74,385
CSS Industries, Inc.	16,000	227,680
Del Frisco’s Restaurant Group, Inc.*	49,700	412,510
Del Taco Restaurants, Inc.*	102,300	1,208,163
Delta Apparel, Inc.*+	25,500	453,645
Destination Maternity Corp.*	9,800	45,668
Destination XL Group, Inc.*	90,000	225,000
Dillard’s, Inc., Class A+	50,000	3,817,000
DSW, Inc., Class A	186,500	6,318,620
E.W. Scripps Co., (The) Class A	220,000	3,630,000
El Pollo Loco Holdings, Inc.*	90,500	1,135,775
Emmis Communications Corp., Class A*	35,000	183,050
Entercom Communications Corp., Class A+	320,225	2,529,778
Entravision Communications Corp., Class A	130,000	637,000
Eros International PLC*+	121,100	1,459,255
Escalade, Inc.	3,600	46,260
Ethan Allen Interiors, Inc.	82,500	1,711,875
EVINE Live, Inc.*	162,700	187,105
Express, Inc.*	226,000	2,499,560
Fiesta Restaurant Group, Inc.*	45,800	1,225,150
Flanigan’s Enterprises, Inc.+	2,500	70,000
Flexsteel Industries, Inc.	4,800	142,752
Full House Resorts, Inc.*	71,000	204,480
Gaming Partners International Corp.	1,200	10,860
Gannett Co., Inc.	316,700	3,170,167
Genesco, Inc.*	40,000	1,884,000
Good Times Restaurants, Inc.*	3,000	13,950
Gray Television, Inc.*	256,200	4,483,500
Group 1 Automotive, Inc.	59,000	3,829,100
Guess?, Inc.	124,100	2,804,660
Hamilton Beach Brands Holding Co., Class A	10,090	221,375
Haverty Furniture Cos., Inc.	98,400	2,174,640
Hibbett Sports, Inc.*	53,500	1,005,800
Houghton Mifflin Harcourt Co.*	275,000	1,925,000
International Speedway
Corp., Class A	118,456	5,188,373
J Alexander’s Holdings, Inc.*	37,450	445,655
Johnson Outdoors, Inc., Class A	14,279	1,327,804

www.bridgeway.com	1

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
K12, Inc.*	121,217	$2,145,541
KB Home	175,900	4,205,769
Kirkland’s, Inc.*	29,000	292,610
Lakeland Industries, Inc.*	30,050	399,665
La-Z-Boy, Inc.	9,500	300,200
Lifetime Brands, Inc.	60,900	663,810
Live Ventures, Inc.*+	3,200	28,160
Luby’s, Inc.*	75,800	128,860
Marcus Corp. (The)	130,150	5,472,808
MarineMax, Inc.*	58,000	1,232,500
MDC Holdings, Inc.	131,760	3,897,461
Modine Manufacturing Co.*	142,900	2,129,210
Movado Group, Inc.	45,000	1,885,500
Nevada Gold & Casinos,
Inc.*+	38,300	91,537
New Home Co. Inc., (The)*	45,300	365,118
New Media Investment Group, Inc.	173,500	2,722,215
New York & Co., Inc.*	126,700	489,062
Office Depot, Inc.	500,000	1,605,000
P&F Industries, Inc., Class A	696	5,742
Papa Murphy’s Holdings, Inc.*	65,000	337,350
Party City Holdco, Inc.*+	273,200	3,701,860
Peak Resorts, Inc.	114,000	558,600
Perry Ellis International, Inc.*	138,100	3,774,273
Pier 1 Imports, Inc.	261,200	391,800
Reading International, Inc., Class A*	17,848	281,998
Red Robin Gourmet Burgers, Inc.*	38,500	1,545,775
Regis Corp.*	153,150	3,128,854
Rent-A-Center, Inc.*	65,500	941,890
RH*+	55,200	7,231,752
Rocky Brands, Inc.	24,300	687,690
Saga Communications, Inc., Class A	8,761	316,710
Salem Media Group, Inc.	24,800	84,320
Scholastic Corp.	72,800	3,399,032
Shiloh Industries, Inc.*	51,000	561,000
Shoe Carnival, Inc.	63,600	2,448,600
Sonic Automotive, Inc., Class A	119,100	2,304,585
SORL Auto Parts, Inc.*+	129,900	541,683
SPAR Group, Inc.*	46,500	45,575
Speedway Motorsports, Inc.	145,700	2,600,745
Stage Stores, Inc.+	100,000	197,000
Stoneridge, Inc.*	50,000	1,486,000
Strattec Security Corp.+	25,900	923,335
Superior Industries International, Inc.	115,400	1,967,570
Tandy Leather Factory, Inc.*	8,000	58,800

Industry Company	Shares	Value

Consumer Discretionary (continued)
Tilly’s, Inc., Class A	125,300	$ 2,374,435
Tower International, Inc.	47,000	1,421,750
Townsquare Media, Inc., Class A	185,556	1,452,903
TravelCenters of America LLC*	126,000	718,200
Tuesday Morning Corp.*+	133,000	425,600
Unifi, Inc.*	11,900	337,127
Urban One, Inc.*	101,800	203,600
US Auto Parts Network, Inc.*	98,900	153,295
Vera Bradley, Inc.*	78,500	1,197,910
Vista Outdoor, Inc.*	5,500	98,395
Vitamin Shoppe, Inc.*	75,000	750,000
VOXX International Corp.*	73,000	379,600
Weyco Group, Inc.	20,200	710,636
William Lyon Homes, Class A*	100,500	1,596,945
ZAGG, Inc.*	88,200	1,300,950
Zoe’s Kitchen, Inc.*	25,000	318,000
Zumiez, Inc.*	79,400	2,092,190

		195,325,148

Consumer Staples - 2.44%
Alico, Inc.	10,461	353,582
Andersons, Inc. (The)	88,100	3,316,965
Chefs’ Warehouse, Inc. (The)*	50,000	1,817,500
Dean Foods Co.	135,000	958,500
Hostess Brands, Inc.*	211,000	2,335,770
Ingles Markets, Inc., Class A	59,800	2,048,150
Landec Corp.*	16,000	230,400
Mannatech, Inc.	8,400	169,260
Natural Alternatives International, Inc.*	18,100	177,380
Natural Grocers by Vitamin Cottage, Inc.*	25,000	422,250
Natural Health Trends Corp.	3,000	69,840
S&W Seed Co.*+	7,000	17,150
Seneca Foods Corp., Class A*	40,100	1,351,370
SpartanNash Co.	145,946	2,927,677
United Natural Foods, Inc.*	78,300	2,345,085
Village Super Market, Inc., Class A	35,709	971,285
Weis Markets, Inc.	67,025	2,908,885

		22,421,049

Energy - 12.68%
Adams Resources & Energy, Inc.	23,100	980,826
Approach Resources, Inc.*+	241,026	537,488

2	Quarterly Report | September 30, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Arch Coal, Inc., Class A	50,500	$4,514,700
Archrock, Inc.	160,000	1,952,000
Ardmore Shipping Corp.*+	148,688	966,472
Bonanza Creek Energy, Inc.*	60,000	1,786,800
Bristow Group, Inc.*+	65,500	794,515
Callon Petroleum Co.*	60,000	719,400
Cloud Peak Energy, Inc.*	268,800	618,240
Contango Oil & Gas Co.*	2,500	15,450
CVR Energy, Inc.	105,000	4,223,100
Dawson Geophysical Co.*	29,250	181,058
Delek US Holdings, Inc.	57,080	2,421,904
Denbury Resources, Inc.*	940,000	5,828,000
DHT Holdings, Inc.	347,322	1,632,413
Dorian LPG, Ltd.*	110,169	878,047
Eclipse Resources Corp.*+	538,700	641,053
ENGlobal Corp.*	60,422	61,630
Ensco PLC, Class A+	248,000	2,093,120
EP Energy Corp., Class A*	250,000	585,000
Era Group, Inc.*	45,800	565,630
Euronav NV	125,442	1,091,345
Exterran Corp.*	92,000	2,440,760
Extraction Oil & Gas, Inc.*	390,400	4,407,616
Forum Energy Technologies, Inc.*+	48,310	500,008
Frontline, Ltd.*+	180,000	1,045,800
GasLog Ltd.	239,300	4,726,175
Gran Tierra Energy, Inc.*	1,083,600	4,139,352
Green Plains, Inc.	40,200	691,440
Gulf Island Fabrication, Inc.	15,000	149,250
Halcon Resources Corp.*+	280,000	1,251,600
Hallador Energy Co.	95,000	590,900
Helix Energy Solutions Group, Inc.*	267,000	2,637,960
HighPoint Resources Corp.*	409,646	1,999,072
Independence Contract Drilling, Inc.*+	83,319	411,596
International Seaways, Inc.*	438	8,769
Lonestar Resources US, Inc., Class A*	75,600	588,924
Mammoth Energy Services, Inc.	30,000	873,000
Matador Resources Co.*	37,000	1,222,850
Matrix Service Co.*	47,500	1,170,875
McDermott International, Inc.*	179,466	3,307,558
Midstates Petroleum Co., Inc.*	66,000	588,060
Mitcham Industries, Inc.*	15,100	62,665
NACCO Industries, Inc., Class A	34,445	1,128,074
Natural Gas Services Group, Inc.*	68,800	1,451,680

Industry Company	Shares	Value

Energy (continued)
Noble Corp. PLC*	436,000	$ 3,065,080
Oasis Petroleum, Inc.*	187,000	2,651,660
Oil States International, Inc.*	10,000	332,000
Overseas Shipholding Group, Inc., Class A*	253,416	798,260
Pacific Ethanol, Inc.*	86,900	165,110
Par Pacific Holdings, Inc.*	119,900	2,445,960
Penn Virginia Corp.*	20,000	1,610,800
Pioneer Energy Services Corp.*	100,000	295,000
ProPetro Holding Corp.*	50,000	824,500
Renewable Energy Group, Inc.*	163,885	4,719,888
REX American Resources Corp.*	33,920	2,562,656
Ring Energy, Inc.*	50,000	495,500
Rowan Cos. PLC, Class A*	207,900	3,914,757
SandRidge Energy, Inc.*	68,500	744,595
Scorpio Tankers, Inc.	100,000	201,000
SEACOR Holdings, Inc.*	53,400	2,638,494
SEACOR Marine Holdings, Inc.*	20,008	452,781
SemGroup Corp., Class A+	162,500	3,583,125
Ship Finance International, Ltd.+	279,400	3,883,660
SilverBow Resources, Inc.*	30,600	816,102
SM Energy Co.	12,000	378,360
Smart Sand, Inc.*	40,000	164,400
SRC Energy, Inc.*	110,000	977,900
Superior Energy Services, Inc.*	155,000	1,509,700
Teekay Corp.+	260,000	1,752,400
TETRA Technologies, Inc.*	200,000	902,000
TransAtlantic Petroleum, Ltd.*	35,000	54,250
U.S. Silica Holdings, Inc.+	79,500	1,496,985
Unit Corp.*	175,725	4,579,394

		116,498,492

Financials - 27.72%
1347 Property Insurance
Holdings, Inc.*	24,300	159,165
1st Constitution Bancorp	3,000	62,100
1st Source Corp.	59,347	3,122,839
Access National Corp.	35,191	954,028
ACNB Corp.	3,000	111,600
American Equity Investment Life Holding Co.	850	30,056
American National Bankshares, Inc.	21,800	850,200
American River Bankshares	21,300	326,316
AmeriServ Financial, Inc.	78,000	335,400

www.bridgeway.com	3

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Argo Group International Holdings, Ltd.+	71,884	$4,532,286
Arlington Asset Investment Corp., Class A+	45,300	423,102
Atlantic Capital Bancshares, Inc.*	52,300	876,025
Atlas Financial Holdings, Inc.*	6,500	65,325
Axos Financial, Inc.*	70,000	2,407,300
B. Riley Financial, Inc.	10,402	235,605
Banc of California, Inc.	135,000	2,551,500
Banco Latinoamericano de Comercio Exterior SA, Class E	117,000	2,447,640
Bancorp, Inc. (The)*	154,500	1,481,655
Bank of Commerce Holdings+	83,450	1,018,090
Bankwell Financial Group, Inc.	1,800	56,448
Banner Corp.	32,000	1,989,440
Bar Harbor Bankshares	24,366	699,792
BCB Bancorp, Inc.	10,400	144,040
Beneficial Bancorp, Inc.	125,000	2,112,500
Berkshire Hills Bancorp, Inc.	108,065	4,398,246
Blucora, Inc.*	54,297	2,185,454
Blue Capital Reinsurance Holdings, Ltd.+	12,173	124,165
BSB Bancorp, Inc.*	8,200	267,320
C&F Financial Corp.	4,200	246,750
California First National Bancorp	33,500	559,450
Camden National Corp.	30,100	1,307,544
Cannae Holdings, Inc.*	61,700	1,292,615
Capital City Bank Group, Inc.	83,150	1,940,721
Capstar Financial Holdings, Inc.	4,000	66,800
CB Financial Services, Inc.	14,000	431,900
Central Pacific Financial Corp.	15,000	396,450
Central Valley Community Bancorp	50,000	1,080,500
Century Bancorp, Inc., Class A	15,200	1,098,200
Chemung Financial Corp.	13,500	572,805
Citizens Community Bancorp, Inc.	15,000	210,000
Citizens, Inc.*+	106,040	890,736
Civista Bancshares, Inc.	37,527	904,025
CNB Financial Corp.	83,800	2,418,468
Coastway Bancorp, Inc.*	2,013	56,767
Codorus Valley Bancorp, Inc.+	7,767	242,641

Industry Company	Shares	Value

Financials (continued)
Colony Bankcorp, Inc.	1,500	$ 26,700
Community Bankers Trust Corp.*	40,800	359,040
Community Financial Corp. (The)	12,500	417,875
Community Trust Bancorp, Inc.	17,500	811,125
ConnectOne Bancorp, Inc.	85,200	2,023,500
Consumer Portfolio Services, Inc.*	120,000	444,000
County Bancorp, Inc.+	15,237	382,449
Cowen, Inc.*	31,000	505,300
Crawford & Co., Class A	47,600	428,400
Crawford & Co., Class B	16,400	151,044
Customers Bancorp, Inc.*	56,700	1,334,151
Dime Community Bancshares, Inc.	97,900	1,747,515
DNB Financial Corp.	13,465	496,858
Donegal Group, Inc., Class A	94,000	1,335,740
Eagle Bancorp Montana, Inc.	3,000	54,450
EMC Insurance Group, Inc.	46,550	1,150,716
Emclaire Financial Corp.	200	7,010
Employers Holdings, Inc.	103,900	4,706,670
Encore Capital Group, Inc.*+	73,000	2,617,050
Enova International, Inc.*	132,307	3,810,442
Entegra Financial Corp.*	25,000	663,750
Enterprise Bancorp, Inc.	38,775	1,333,472
ESSA Bancorp, Inc.+	33,100	538,206
Evans Bancorp, Inc.+	4,000	187,800
EZCORP, Inc., Class A*	194,169	2,077,608
Farmers National Banc Corp.	150	2,295
FBL Financial Group, Inc., Class A	50,806	3,823,152
Federal Agricultural Mortgage Corp., Class C	29,000	2,093,220
FedNat Holding Co.	50,200	1,279,096
Fidelity Southern Corp.	76,123	1,886,328
Financial Institutions, Inc.	39,300	1,234,020
First BanCorp Puerto Rico*	626,400	5,700,240
First BanCorp Southern Pines NC	74,723	3,027,029
First Bancorp, Inc.	5,500	159,335
First Busey Corp.	45,000	1,397,250
First Business Financial Services, Inc.	16,000	370,880
First Capital, Inc.+	35	1,342
First Commonwealth Financial Corp.	102,995	1,662,339

4	Quarterly Report | September 30, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
First Community Bancshares, Inc.	44,000	$1,490,720
First Community Corp.	600	14,520
First Connecticut Bancorp, Inc.	2,100	62,055
First Financial Corp.	37,000	1,857,400
First Financial Northwest, Inc.	35,182	582,966
First Guaranty Bancshares, Inc.	5,499	141,269
First Internet Bancorp+	14,500	441,525
First Mid-Illinois Bancshares, Inc.	16,476	664,477
First Northwest Bancorp*	2,000	30,800
First United Corp.	14,876	279,669
First US Bancshares, Inc.	4,368	47,393
Flushing Financial Corp.	38,197	932,007
Franklin Financial Network, Inc.*	3,000	117,300
FS Bancorp, Inc.	2,250	125,370
FSB Bancorp, Inc./NY*	1,000	17,500
GAIN Capital Holdings, Inc.+	139,805	908,732
Great Southern Bancorp, Inc.	36,900	2,042,415
Green Bancorp, Inc.	67,000	1,480,700
Greenhill & Co., Inc.	60,000	1,581,000
Greenlight Capital Re, Ltd., Class A*+	43,000	533,200
Hallmark Financial Services, Inc.*+	57,800	635,800
Hanmi Financial Corp.	45,000	1,120,500
Hawthorn Bancshares, Inc.	16,328	371,462
HCI Group, Inc.	40,400	1,767,500
Heartland Financial USA, Inc.	64,600	3,750,030
Heritage Insurance Holdings, Inc.+	60,000	889,200
Hingham Institution for Savings+	30	6,594
HMN Financial, Inc.*	23,800	487,900
Home Bancorp, Inc.	31,994	1,391,099
HomeStreet, Inc.*	73,100	1,937,150
HomeTrust Bancshares, Inc.*	2,961	86,313
HopFed Bancorp, Inc.	18,100	316,750
Horace Mann Educators Corp.	104,600	4,696,540
Horizon Bancorp, Inc.	7,087	139,968
Independence Holding Co.	15,050	540,295

Industry Company	Shares	Value

Financials (continued)
Independent Bank Group, Inc.	16,900	$1,120,470
International Bancshares Corp.	65,687	2,955,915
INTL.FCStone, Inc.*	28,500	1,377,120
Investment Technology Group, Inc.	88,242	1,911,322
Investors Title Co.	900	151,110
James River Group Holdings, Ltd.	87,600	3,733,512
Kingstone Cos., Inc.	16,100	305,900
Lakeland Bancorp, Inc.	95,250	1,719,262
Landmark Bancorp, Inc.	1,157	33,553
LCNB Corp.	5,000	93,250
Mackinac Financial Corp.	15,800	255,960
Manning & Napier, Inc.	105,000	309,750
Marlin Business Services Corp.+	32,080	925,508
Mercantile Bank Corp.	2,200	73,414
Meta Financial Group, Inc.	16,477	1,361,824
Mid Penn Bancorp, Inc.+	12,300	358,545
Middlefield Banc Corp.	2,000	94,200
Midland States Bancorp, Inc.	57,658	1,850,822
MidSouth Bancorp, Inc.+	21,512	331,285
MidWestOne Financial Group, Inc.	24,860	828,087
MMA Capital Management, LLC*+	1,700	44,200
MutualFirst Financial, Inc.	18,900	696,465
MVB Financial Corp.	40,500	729,810
National Commerce Corp.*	5,000	206,500
National Holdings Corp.*	2,000	6,400
National Security Group, Inc. (The)	200	2,902
National Western Life Group, Inc., Class A	8,614	2,749,589
Navigators Group, Inc. (The)	74,700	5,161,770
Nelnet, Inc., Class A	37,800	2,161,026
Nicholas Financial, Inc.*	43,400	512,554
Nicolet Bankshares, Inc.*	19,355	1,055,041
NMI Holdings, Inc., Class A*	250,000	5,662,500
Northeast Bancorp	12,500	271,250
Northrim BanCorp, Inc.	30,445	1,264,990
Northwest Bancshares, Inc.	236,000	4,087,520
Ocwen Financial Corp.*	404,800	1,594,912
OFG Bancorp	112,200	1,812,030
Old Second Bancorp, Inc.	79,750	1,232,138
On Deck Capital, Inc.*	252,200	1,909,154

www.bridgeway.com	5

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Oppenheimer Holdings, Inc.,
Class A	31,093	$ 982,539
Opus Bank	110,500	3,027,700
Orrstown Financial Services, Inc.	35,500	844,900
Ottawa Bancorp, Inc.	1,000	13,850
Parke Bancorp, Inc.	23,609	530,022
Pathfinder Bancorp, Inc.	3,000	45,150
PB Bancorp, Inc.+	15,500	182,125
Peapack Gladstone Financial Corp.	16,894	521,856
Penns Woods Bancorp, Inc.	1,023	44,449
Peoples Bancorp of North Carolina, Inc.	5,280	152,275
Peoples Bancorp, Inc.	43,400	1,520,302
Peoples Financial Services Corp.	2,900	122,960
Piper Jaffray Cos.	51,400	3,924,390
Premier Financial Bancorp, Inc.	34,650	640,678
Protective Insurance Corp., Class B+	75,300	1,728,135
Provident Financial Holdings, Inc.	51,000	933,300
Provident Financial Services, Inc.	88,900	2,182,495
Prudential Bancorp, Inc.	4,600	79,626
Regional Management Corp.*	43,100	1,242,573
Reliant Bancorp, Inc.+	2,500	63,925
Republic Bancorp, Inc., Class A	42,642	1,965,796
Riverview Bancorp, Inc.	87,000	769,080
S&T Bancorp, Inc.	40,045	1,736,351
Safety Insurance Group, Inc.	20,000	1,792,000
Salisbury Bancorp, Inc.	1,183	49,686
Sandy Spring Bancorp, Inc.	7,400	290,894
SB Financial Group, Inc.	30,400	618,640
SB One Bancorp	15,000	378,000
Security National Financial Corp., Class A*	90,616	471,203
Severn Bancorp, Inc.	35,000	343,000
Shore Bancshares, Inc.	67,012	1,194,154
SI Financial Group, Inc.	55,700	779,800
Sierra Bancorp	77,800	2,248,420
Sound Financial Bancorp, Inc.	1,000	39,550
Southern National Bancorp of Virginia, Inc.	9,958	161,320
State Auto Financial Corp.	83,550	2,551,617
Stewardship Financial Corp.+	1,000	10,600

Industry Company	Shares	Value

Financials (continued)
Stewart Information Services Corp.	87,150	$ 3,922,622
Summit Financial Group, Inc.	22,015	510,968
Territorial Bancorp, Inc.	21,200	626,460
Timberland Bancorp, Inc.	39,000	1,218,360
Tiptree, Inc.	84,100	550,855
TowneBank	1,642	50,656
TriCo Bancshares	600	23,172
TriState Capital Holdings, Inc.*	34,000	938,400
Two River Bancorp	29,505	511,617
Union Bankshares Corp.	99,481	3,833,003
United Community Financial Corp.	43,524	420,877
United Financial Bancorp, Inc.	95,400	1,605,582
United Fire Group, Inc.	78,800	4,000,676
United Insurance Holdings Corp.	84,700	1,895,586
Universal Insurance Holdings, Inc.	86,316	4,190,642
Univest Corp. of Pennsylvania	63,379	1,676,375
Waddell & Reed Financial, Inc., Class A	32,500	688,350
Walker & Dunlop, Inc.	84,475	4,467,038
Waterstone Financial, Inc.	49,000	840,350
Wellesley Bank	1,000	33,600
WesBanco, Inc.	106,496	4,747,592
Westbury Bancorp, Inc.*	2,750	60,362
WMIH Corp.*	149,877	208,329
World Acceptance Corp.*	26,100	2,984,796

		254,560,714

Health Care - 2.19%
AMAG Pharmaceuticals, Inc.*	64,900	1,298,000
AngioDynamics, Inc.*	105,300	2,289,222
Bioanalytical Systems, Inc.*	10,000	16,100
Community Health Systems, Inc.*+	153,900	532,494
Concert Pharmaceuticals, Inc.*	40,700	603,988
Cross Country Healthcare, Inc.*	93,000	811,890
Digirad Corp.	36,447	54,670
FONAR Corp.*	30,400	756,960
InfuSystem Holdings, Inc.*	71,100	231,075
Kewaunee Scientific Corp.	3,000	94,500
Lannett Co., Inc.*+	85,000	403,750

6	Quarterly Report | September 30, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Magellan Health, Inc.*	71,300	$ 5,137,165
National HealthCare Corp.	25,500	1,921,935
Nobilis Health Corp.*	35,000	35,000
PDL BioPharma, Inc.*	591,000	1,554,330
Quorum Health Corp.*	25,000	146,500
Surgery Partners, Inc.*	115,000	1,897,500
Triple-S Management Corp.,
Class B*	122,300	2,310,247

		20,095,326

Industrials - 17.64%
Acacia Research Corp.*	35,000	112,000
ACCO Brands Corp.	364,300	4,116,590
Aegion Corp.*	99,341	2,521,275
AeroCentury Corp.*	4,300	66,650
Air T, Inc.*	2,800	92,120
Aircastle, Ltd.	132,000	2,892,120
Alpha Pro Tech, Ltd.*	20,743	73,638
American Railcar Industries, Inc.	36,900	1,701,090
AMREP Corp.*	25,500	186,405
ARC Document Solutions, Inc.*	118,000	335,120
ArcBest Corp.	94,500	4,587,975
Argan, Inc.	17,500	752,500
Armstrong Flooring, Inc.*	65,000	1,176,500
Arotech Corp.*	94,300	320,620
Art’s-Way Manufacturing Co. Inc*	15,000	37,500
ASV Holdings, Inc.*	53,000	262,350
Atkore International Group, Inc.*	85,000	2,255,050
Atlas Air Worldwide Holdings, Inc.*	73,600	4,692,000
BMC Stock Holdings, Inc.*	120,700	2,251,055
Briggs & Stratton Corp.	114,300	2,197,989
Caesarstone, Ltd.+	70,000	1,298,500
CAI International, Inc.*	82,600	1,889,062
CBIZ, Inc.*	192,600	4,564,620
Cemtrex, Inc.*	21,000	30,030
Chart Industries, Inc.*	67,575	5,293,150
Chicago Rivet & Machine Co.	1,000	32,500
Civeo Corp.*+	531,500	2,205,725
Commercial Vehicle Group, Inc.*	67,300	616,468
Costamare, Inc.	342,500	2,222,825
Covenant Transportation Group, Inc., Class A*	93,900	2,728,734
CRA International, Inc.	53,500	2,686,770
DLH Holdings Corp.*	57,500	331,200

Industry Company	Shares	Value

Industrials (continued)
Ducommun, Inc.*	50,550	$2,064,462
Eastern Co. (The)	18,401	522,588
Ecology & Environment, Inc., Class A	3,500	46,725
Engility Holdings, Inc.*	56,700	2,040,633
Ennis, Inc.	136,892	2,799,441
Essendant, Inc.	90,000	1,153,800
Foundation Building Materials, Inc.*	105,200	1,311,844
FreightCar America, Inc.*	35,881	576,608
FTI Consulting, Inc.*	68,500	5,013,515
General Finance Corp.*	115,764	1,846,436
Goldfield Corp. (The)*	121,000	514,250
Great Lakes Dredge & Dock Corp.*	220,550	1,367,410
Greenbrier Companies., Inc. (The)	90,300	5,427,030
Griffon Corp.	42,000	678,300
Heidrick & Struggles International, Inc.	26,250	888,562
Herc Holdings, Inc.*	17,500	896,000
Heritage-Crystal Clean, Inc.*+	39,854	850,883
Hertz Global Holdings, Inc.*	121,000	1,975,930
Highpower International, Inc.*	60,923	164,492
Hurco Cos., Inc.	17,857	805,351
Huron Consulting Group, Inc.*	32,800	1,620,320
Hyster-Yale Materials Handling, Inc.	5,000	307,650
ICF International, Inc.	36,229	2,733,478
IES Holdings, Inc.*+	2,717	52,982
Innovative Solutions & Support, Inc.*	25,000	63,500
Kelly Services, Inc., Class A	95,000	2,282,850
L.B. Foster Co., Class A*	38,400	789,120
L.S. Starrett Co. (The), Class A	15,000	90,000
Limbach Holdings, Inc.*+	27,000	304,290
Manitowoc Co., Inc. (The)*	35,000	839,650
Marten Transport, Ltd.	254,970	5,367,118
Matson, Inc.	129,600	5,137,344
McGrath RentCorp	48,300	2,630,901
Miller Industries, Inc.	7,300	196,370
Navigant Consulting, Inc.	239,600	5,525,176
Navios Maritime Holdings, Inc.*	250,000	177,175
Nexeo Solutions, Inc.*	220,000	2,695,000
Northwest Pipe Co.*	21,800	430,550
Orion Group Holdings, Inc.*	119,466	901,968

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
PAM Transportation Services, Inc.*	16,905	$ 1,100,346
Pangaea Logistics Solutions, Ltd.*+	2,000	7,000
Park-Ohio Holdings Corp.	15,000	575,250
Patriot Transportation Holding, Inc.*	7,500	143,325
Performant Financial Corp.*	97,367	196,681
Powell Industries, Inc.	25,000	906,500
Preformed Line Products Co.	5,135	360,888
Quad/Graphics, Inc.	105,800	2,204,872
Quanex Building Products Corp.	75,000	1,365,000
Rush Enterprises, Inc., Class A	139,600	5,487,676
Rush Enterprises, Inc., Class B	46,500	1,854,885
Safe Bulkers, Inc.*	294,550	848,304
Scorpio Bulkers, Inc.	205,000	1,486,250
Servotronics, Inc.	1,000	10,840
SkyWest, Inc.	45,291	2,667,640
SPX FLOW, Inc.*	99,100	5,153,200
Steelcase, Inc., Class A	274,000	5,069,000
Textainer Group Holdings Ltd.*	158,200	2,024,960
Titan Machinery, Inc.*	83,900	1,299,192
Triumph Group, Inc.	87,000	2,027,100
TrueBlue, Inc.*	74,750	1,947,238
Tutor Perini Corp.*+	107,300	2,017,240
Ultralife Corp.*	63,050	513,858
Vectrus, Inc.*	5,000	155,950
Veritiv Corp.*	12,700	462,280
VSE Corp.	23,600	781,868
Wabash National Corp.+	110,100	2,007,123
Willis Lease Finance Corp.*	48,400	1,670,284

		161,964,583

Information Technology - 7.65%
Alpha & Omega Semiconductor, Ltd.*+	214,244	2,491,658
Amkor Technology, Inc.*	202,291	1,494,930
Amtech Systems, Inc.*	30,000	160,200
Applied Optoelectronics, Inc.*+	55,000	1,356,300
AutoWeb, Inc.*	500	1,480
Aviat Networks, Inc.*	15,200	245,480
Axcelis Technologies, Inc.*	14,100	277,065
AXT, Inc.*	30,700	219,505
Bel Fuse, Inc., Class B	18,500	490,250
Benchmark Electronics, Inc.	134,000	3,135,600

Industry Company	Shares	Value

Information Technology (continued)
BK Technologies, Inc.	40,000	$ 162,000
Cars.com, Inc.*	65,000	1,794,650
Communications Systems, Inc.	12,500	35,000
Computer Task Group, Inc.*	73,862	385,560
Comtech Telecommunications Corp.	64,215	2,329,078
CSP, Inc.	5,150	67,568
Data I/O Corp.*	25,500	133,365
Digi International, Inc.*	45,325	609,621
Diodes, Inc.*	138,899	4,623,948
Fabrinet*	30,000	1,387,800
Finjan Holdings, Inc.*	72,200	311,182
GSE Systems, Inc.*	22,500	81,000
inTEST Corp.*	55,000	426,250
KEMET Corp.*	63,750	1,182,562
Key Tronic Corp.*	52,500	401,625
Kimball Electronics, Inc.*	74,900	1,471,785
Knowles Corp.*	198,200	3,294,084
ManTech International Corp., Class A	108,800	6,887,040
Mind CTI Ltd.	200	464
Net 1 UEPS Technologies, Inc.*	252,900	2,023,200
Network-1 Technologies, Inc.	60,000	162,000
Nortech Systems, Inc.*	1,500	6,165
PCM, Inc.*	8,769	171,434
PC-Tel, Inc.	72,650	337,822
Photronics, Inc.*	205,050	2,019,742
Presidio, Inc.	192,000	2,928,000
PRGX Global, Inc.*	12,916	112,369
Rambus, Inc.*	140,000	1,527,400
Sanmina Corp.*	45,100	1,244,760
ScanSource, Inc.*	88,500	3,531,150
Seachange International, Inc.*	25,000	44,750
SigmaTron International, Inc.*	6,500	37,375
Steel Connect, Inc.*	10,000	21,300
Stratasys, Ltd.*+	135,000	3,119,850
SunPower Corp.*+	285,000	2,080,500
Sykes Enterprises, Inc.*	104,534	3,187,242
Synacor, Inc.*	29,100	46,560
TESSCO Technologies, Inc.	15,250	232,562
TiVo Corp.	167,000	2,079,150
Trio-Tech International*	21,800	99,626
TSR, Inc.*	1,000	7,150
TTM Technologies, Inc.*	520,153	8,275,634
Ultra Clean Holdings, Inc.*	73,700	924,935

8	Quarterly Report | September 30, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Vishay Precision Group, Inc.*	7,248	$ 271,075
Wayside Technology Group, Inc.	7,900	101,910
Westell Technologies, Inc., Class A*	66,100	175,826

		70,226,537

Materials - 6.45%
AdvanSix, Inc.*	20,000	679,000
AgroFresh Solutions, Inc.*	132,500	825,475
American Vanguard Corp.	14,100	253,800
Boise Cascade Co.	78,500	2,888,800
Carpenter Technology Corp.	51,600	3,041,820
China Green Agriculture, Inc.*	169,800	147,709
Clearwater Paper Corp.*	30,500	905,850
Coeur Mining, Inc.*	370,900	1,976,897
Core Molding Technologies, Inc.	17,000	113,390
Flexible Solutions International, Inc.*	5,000	7,350
Friedman Industries, Inc.	5,000	47,100
FutureFuel Corp.	102,800	1,905,912
Gulf Resources, Inc.*	178,200	187,110
Haynes International, Inc.	25,200	894,600
Hecla Mining Co.	557,000	1,554,030
Intrepid Potash, Inc.*	123,500	443,365
IT Tech Packaging, Inc.*	35,000	29,050
Kaiser Aluminum Corp.	22,630	2,468,028
KMG Chemicals, Inc.	9,900	748,044
Kraton Corp.*	142,150	6,702,372
Materion Corp.	48,600	2,940,300
Mercer International, Inc.	276,250	4,641,000
Olympic Steel, Inc.	20,000	417,400
PH Glatfelter Co.	95,500	1,825,005
Rayonier Advanced Materials, Inc.	138,200	2,547,026
Resolute Forest Products, Inc.*	264,000	3,418,800
Schnitzer Steel Industries, Inc., Class A	79,700	2,155,885
Stepan Co.	37,000	3,219,370
SunCoke Energy, Inc.*	234,700	2,727,214
Tahoe Resources, Inc.*	150,000	418,500
TimkenSteel Corp.*	30,000	446,100
Trecora Resources*	25,602	358,428
Tredegar Corp.	76,700	1,660,555
Universal Stainless & Alloy Products, Inc.*	1,350	34,438
Verso Corp., Class A*	78,000	2,626,260

Industry Company	Shares	Value

Materials (continued)
Warrior Met Coal, Inc.	148,000	$4,001,920

		59,257,903

Real Estate - 0.36%
Altisource Portfolio Solutions SA*+	74,400	2,397,912
Consolidated-Tomoka Land Co.	15,400	959,112

		3,357,024

Telecommunication Services - 1.50%
Alaska Communications
Systems Group, Inc.*	347,100	569,244
ATN International, Inc.+	28,500	2,105,580
Cincinnati Bell, Inc.*	27,922	445,356
Iridium Communications, Inc.*	391,325	8,804,812
Spok Holdings, Inc.	118,864	1,830,506

		13,755,498

TOTAL COMMON STOCKS - 99.90%		917,462,274

(Cost $702,708,537)

RIGHTS - 0.00%
NewStar Financial, Inc., expiring 12/26/19*Δ	120,000	8,400

TOTAL RIGHTS - 0.00%		8,400

(Cost $86,346)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*	3,317	265

TOTAL WARRANTS - 0.00%		265

(Cost $105,563)

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.10%
Fidelity Investments Money Market Government Portfolio Class I	1.92%	886,605	$886,605

TOTAL MONEY MARKET FUND - 0.10%			886,605

(Cost $886,605)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.67%
Fidelity Investments Money Market Government Portfolio Class I**	1.92%	33,737,682	33,737,682

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -3.67%			33,737,682

(Cost $33,737,682)

TOTAL INVESTMENTS - 103.67%			$952,095,226
(Cost $737,524,733)
Liabilities in Excess of Other Assets - (3.67%)			(33,741,451)

NET ASSETS - 100.00%			$918,353,775

*   Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2018.

^  Rate disclosed as of September 30, 2018.

Δ   Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.

+   This security or a portion of the security is out on loan as of September 30, 2018. Total loaned securities had a value of $32,446,910 as of September 30, 2018.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2018 (See Note 2 in Notes to Schedule of Investments):

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$917,462,274	$—	$ —	$917,462,274
Rights	—	—	8,400	8,400
Warrants	265	—	—	265
Money Market Fund	—	886,605	—	886,605
Investments Purchased with Cash Proceeds from Securities Lending	—	33,737,682	—	33,737,682

TOTAL	$917,462,539	$34,624,287	$8,400	$952,095,226

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

10	Quarterly Report | September 30, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
	Rights	Total

Balance as of 06/30/2018	$ 36,000	$ 36,000
Purchases	—	—
Return of Capital	(27,926)	(27,926)
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	326	326
Transfers in	—	—
Transfers out	—	—

Balance as of 09/30/2018	$ 8,400	$ 8,400

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2018	$ 326	$ 326

See Notes to Schedule of Investments.

www.bridgeway.com	11

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.63%
Consumer Discretionary - 21.00%
1-800-Flowers.com, Inc., Class A*	60,000	$ 708,000
Abercrombie & Fitch Co., Class A	166,000	3,505,920
AMCON Distributing Co.	1,350	117,382
American Axle & Manufacturing Holdings, Inc.*	181,750	3,169,720
American Public Education, Inc.*	27,700	915,485
America’s Car-Mart, Inc.*	10,000	782,000
Appliance Recycling Centers of America, Inc.*	2,000	1,860
Ark Restaurants Corp.	8,500	195,585
Ascena Retail Group, Inc.*	263,000	1,201,910
AV Homes, Inc.*	39,300	786,000
Barnes & Noble Education, Inc.*	82,060	472,666
Barnes & Noble, Inc.	23,000	133,400
Bassett Furniture Industries, Inc.	52,959	1,125,379
BBX Capital Corp.	311,200	2,309,104
Beasley Broadcast Group, Inc., Class A	42,400	292,560
Beazer Homes USA, Inc.*	80,000	840,000
Big 5 Sporting Goods Corp.+	103,600	528,360
Big Lots, Inc.	31,500	1,316,385
Biglari Holdings, Inc., Class A*	30	27,660
Biglari Holdings, Inc., Class B*	1,400	253,890
BJ’s Restaurants, Inc.	53,500	3,862,700
Bojangles’, Inc.*	59,600	935,720
Boot Barn Holdings, Inc.*	45,000	1,278,450
Buckle, Inc. (The)+	65,000	1,498,250
Build-A-Bear Workshop, Inc.*	25,000	226,250
Caleres, Inc.	90,000	3,227,400
Canterbury Park Holding Corp.	511	7,793
Carrols Restaurant Group, Inc.*+	80,000	1,168,000
Cato Corp., Class A (The)	40,000	840,800
Century Casinos, Inc.*	114,200	851,932
Chico’s FAS, Inc.	175,000	1,517,250
China Automotive Systems, Inc.*	69,200	243,584
China XD Plastics Co., Ltd.*	48,400	174,240
Christopher & Banks Corp.*	43,200	32,836
Citi Trends, Inc.	76,150	2,190,835
Conn’s, Inc.*	71,500	2,527,525

Industry Company	Shares	Value

Consumer Discretionary (continued)
Container Store Group, Inc. (The)*	167,250	$1,856,475
Cooper Tire & Rubber Co.+	48,550	1,373,965
Cooper-Standard Holdings, Inc.*	55,510	6,660,090
Crown Crafts, Inc.	13,050	74,385
CSS Industries, Inc.	65,858	937,159
Del Frisco’s Restaurant Group, Inc.*	44,768	371,574
Del Taco Restaurants, Inc.*	92,600	1,093,606
Delta Apparel, Inc.*	23,700	421,623
Destination XL Group, Inc.*	35,000	87,500
Dillard’s, Inc., Class A+	43,500	3,320,790
DSW, Inc., Class A	171,000	5,793,480
E.W. Scripps Co., (The) Class A	133,500	2,202,750
El Pollo Loco Holdings, Inc.*	89,300	1,120,715
Emmis Communications Corp., Class A*	27,200	142,256
Entercom Communications Corp., Class A+	122,405	966,999
Entravision Communications Corp., Class A	7,900	38,710
Eros International PLC*+	111,750	1,346,588
Escalade, Inc.+	4,000	51,400
Ethan Allen Interiors, Inc.	72,500	1,504,375
EVINE Live, Inc.*	147,300	169,395
Express, Inc.*	195,000	2,156,700
Fiesta Restaurant Group, Inc.*	32,853	878,818
Flanigan’s Enterprises, Inc.	2,500	70,000
Flexsteel Industries, Inc.	2,000	59,480
Full House Resorts, Inc.*	70,000	201,600
Gaming Partners International Corp.	1,000	9,050
Gannett Co., Inc.	306,600	3,069,066
Genesco, Inc.*	30,000	1,413,000
Good Times Restaurants, Inc.*	4,300	19,995
Gray Television, Inc.*+	212,100	3,711,750
Group 1 Automotive, Inc.	58,000	3,764,200
Guess?, Inc.	112,000	2,531,200
Hamilton Beach Brands Holding Co., Class A	3,500	76,790
Haverty Furniture Cos., Inc.	69,659	1,539,464
Hibbett Sports, Inc.*+	47,000	883,600
Houghton Mifflin Harcourt Co.*	190,000	1,330,000
International Speedway Corp., Class A	105,760	4,632,288
J Alexander’s Holdings, Inc.*	34,250	407,575

12	Quarterly Report | September 30, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Johnson Outdoors, Inc., Class A	32,550	$3,026,824
K12, Inc.*	107,850	1,908,945
KB Home	134,700	3,220,677
Kirkland’s, Inc.*	19,900	200,791
Lakeland Industries, Inc.*	26,450	351,785
La-Z-Boy, Inc.	51,000	1,611,600
Lifetime Brands, Inc.	24,999	272,489
Live Ventures, Inc.*	3,200	28,160
Luby’s, Inc.*	31,900	54,230
Marcus Corp. (The)	136,454	5,737,891
MarineMax, Inc.*	52,000	1,105,000
MDC Holdings, Inc.	117,504	3,475,768
Modine Manufacturing Co.*	71,800	1,069,820
Movado Group, Inc.	61,600	2,581,040
Nevada Gold & Casinos, Inc.*	36,100	86,279
New Home Co. Inc., (The)*	23,100	186,186
New Media Investment Group, Inc.	172,200	2,701,818
New York & Co., Inc.*	125,700	485,202
Office Depot, Inc.	445,000	1,428,450
P&F Industries, Inc., Class A	492	4,059
Papa Murphy’s Holdings, Inc.*	45,000	233,550
Party City Holdco, Inc.*+	228,900	3,101,595
Peak Resorts, Inc.	103,600	507,640
Perry Ellis International, Inc.*	123,184	3,366,619
Pier 1 Imports, Inc.	238,300	357,450
Reading International, Inc., Class A*	47,000	742,600
Red Lion Hotels Corp.*	6,200	77,500
Red Robin Gourmet Burgers, Inc.*	31,000	1,244,650
Regis Corp.*	148,350	3,030,790
Rent-A-Center, Inc.*	83,200	1,196,416
RH*+	49,300	6,458,793
Rocky Brands, Inc.	16,050	454,215
Saga Communications, Inc., Class A	7,250	262,088
Salem Media Group, Inc.	69,352	235,797
Scholastic Corp.	75,950	3,546,106
Shiloh Industries, Inc.*	56,400	620,400
Shoe Carnival, Inc.	57,500	2,213,750
Sonic Automotive, Inc., Class A	113,500	2,196,225
SORL Auto Parts, Inc.*+	74,129	309,118
SPAR Group, Inc.*+	16,500	16,172
Speedway Motorsports, Inc.	118,963	2,123,490
Stage Stores, Inc.+	42,100	82,937
Stoneridge, Inc.*	47,000	1,396,840
Strattec Security Corp.	18,600	663,090

Industry Company	Shares	Value

Consumer Discretionary (continued)
Summer Infant, Inc.*	5,000	$ 7,900
Superior Industries International, Inc.	43,800	746,790
Tilly’s, Inc., Class A	114,300	2,165,985
Tower International, Inc.	51,000	1,542,750
Townsquare Media, Inc., Class A	160,044	1,253,145
TravelCenters of America LLC*	129,850	740,145
Tuesday Morning Corp.*+	117,000	374,400
Unifi, Inc.*	10,800	305,964
Vera Bradley, Inc.*	55,500	846,930
Vista Outdoor, Inc.*	11,587	207,291
Vitamin Shoppe, Inc.*	75,000	750,000
VOXX International Corp.*	83,064	431,933
Weyco Group, Inc.	16,400	576,952
William Lyon Homes, Class A*	89,497	1,422,107
ZAGG, Inc.*	61,500	907,125
Zoe’s Kitchen, Inc.*	25,000	318,000
Zumiez, Inc.*	85,900	2,263,465

		174,390,969

Consumer Staples - 2.29%
Alico, Inc.	16,600	561,080
Andersons, Inc. (The)	94,700	3,565,455
Chefs’ Warehouse, Inc. (The)*	25,000	908,750
Dean Foods Co.	110,000	781,000
Hostess Brands, Inc.*	215,000	2,380,050
Ingles Markets, Inc., Class A	50,950	1,745,038
Landec Corp.*	9,900	142,560
Mannatech, Inc.	25,700	517,855
Natural Alternatives International, Inc.*	16,800	164,640
Natural Grocers by Vitamin Cottage, Inc.*	25,000	422,250
Natural Health Trends Corp.	3,000	69,840
Seneca Foods Corp., Class A*	23,150	780,155
SpartanNash Co.	78,682	1,578,361
United Natural Foods, Inc.*	67,700	2,027,615
Village Super Market, Inc., Class A	33,000	897,600
Weis Markets, Inc.+	56,500	2,452,100

		18,994,349

Energy - 13.60%
Adams Resources & Energy, Inc.	10,600	450,076
Approach Resources, Inc.*+	180,000	401,400
Arch Coal, Inc., Class A	44,400	3,969,360

www.bridgeway.com	13

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Archrock, Inc.	123,000	$1,500,600
Ardmore Shipping Corp.*	75,000	487,500
Bonanza Creek Energy, Inc.*	50,300	1,497,934
Callon Petroleum Co.*	56,300	675,037
Cloud Peak Energy, Inc.*	171,000	393,300
Contango Oil & Gas Co.*	2,500	15,450
CVR Energy, Inc.+	105,000	4,223,100
Dawson Geophysical Co.*	29,250	181,057
Delek US Holdings, Inc.	127,102	5,392,938
Denbury Resources, Inc.*	828,000	5,133,600
DHT Holdings, Inc.	291,800	1,371,460
Dorian LPG, Ltd.*	93,860	748,064
Eclipse Resources Corp.*+	475,300	565,607
ENGlobal Corp.*	48,678	49,652
Ensco PLC, Class A+	127,000	1,071,880
EP Energy Corp., Class A*	140,000	327,600
Era Group, Inc.*	32,800	405,080
Euronav NV	98,390	855,993
Exterran Corp.*	75,200	1,995,056
Extraction Oil & Gas, Inc.*	351,400	3,967,306
Frontline, Ltd.*	175,000	1,016,750
GasLog Ltd.	198,137	3,913,206
Gran Tierra Energy, Inc.*	1,102,000	4,209,640
Green Plains, Inc.	51,450	884,940
Gulf Island Fabrication, Inc.	15,000	149,250
Halcon Resources Corp.*+	350,300	1,565,841
Hallador Energy Co.	96,600	600,852
Helix Energy Solutions Group, Inc.*	290,500	2,870,140
HighPoint Resources Corp.*	365,000	1,781,200
Independence Contract Drilling, Inc.*	115,281	569,488
International Seaways, Inc.*	399	7,988
Lonestar Resources US, Inc., Class A*	56,100	437,019
Mammoth Energy Services, Inc.	7,800	226,980
Matador Resources Co.*	34,500	1,140,225
Matrix Service Co.*	43,000	1,059,950
McDermott International, Inc.*	285,666	5,264,824
Midstates Petroleum Co., Inc.*	58,300	519,453
Mitcham Industries, Inc.*	5,000	20,750
NACCO Industries, Inc., Class A	31,450	1,029,988
Natural Gas Services Group, Inc.*	75,888	1,601,237
Noble Corp. PLC*	508,000	3,571,240
Oasis Petroleum, Inc.*	163,000	2,311,340

Industry Company	Shares	Value

Energy (continued)
Oil States International, Inc.*	18,000	$ 597,600
Overseas Shipholding Group, Inc., Class A*+	255,800	805,770
Par Pacific Holdings, Inc.*	110,300	2,250,120
Penn Virginia Corp.*	17,500	1,409,450
Pioneer Energy Services Corp.*	108,100	318,895
ProPetro Holding Corp.*	78,500	1,294,465
Renewable Energy Group, Inc.*	348,319	10,031,587
REX American Resources Corp.*	25,250	1,907,638
Ring Energy, Inc.*+	28,300	280,453
Rowan Cos. PLC, Class A*	213,400	4,018,322
SandRidge Energy, Inc.*	69,500	755,465
SEACOR Holdings, Inc.*	40,200	1,986,282
SEACOR Marine Holdings, Inc.*	11,063	250,356
SemGroup Corp., Class A+	125,000	2,756,250
Ship Finance International, Ltd.+	265,500	3,690,450
SilverBow Resources, Inc.*+	21,400	570,738
SM Energy Co.	22,000	693,660
SRC Energy, Inc.*+	100,000	889,000
Superior Energy Services, Inc.*	165,000	1,607,100
Teekay Corp.+	225,000	1,516,500
TETRA Technologies, Inc.*	100,000	451,000
TransAtlantic Petroleum, Ltd.*	70,000	108,500
U.S. Silica Holdings, Inc.+	40,000	753,200
Unit Corp.*	135,025	3,518,752

		112,892,904

Financials - 27.24%
1347 Property Insurance Holdings, Inc.*	17,500	114,625
1st Constitution Bancorp	5,250	108,675
1st Source Corp.	57,750	3,038,805
Access National Corp.	30,506	827,018
ACNB Corp.	2,600	96,720
American Equity Investment Life Holding Co.	5,250	185,640
American National Bankshares, Inc.	13,060	509,340
American River Bankshares	20,744	317,798
AmeriServ Financial, Inc.	66,000	283,800
Argo Group International Holdings, Ltd.	51,394	3,240,392

14	Quarterly Report | September 30, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Arlington Asset Investment Corp., Class A+	44,200	$ 412,828
Atlantic Capital Bancshares, Inc.*	47,200	790,600
Atlas Financial Holdings, Inc.*	3,050	30,652
Axos Financial, Inc.*	65,000	2,235,350
B. Riley Financial, Inc.	10,520	238,278
Banc of California, Inc.	98,000	1,852,200
Banco Latinoamericano de Comercio Exterior SA, Class E+	77,000	1,610,840
Bancorp, Inc. (The)*	151,800	1,455,762
Bank of Commerce Holdings	75,550	921,710
Bankwell Financial Group, Inc.	1,500	47,040
Banner Corp.	20,000	1,243,400
Bar Harbor Bankshares	20,241	581,322
BCB Bancorp, Inc.	11,300	156,505
Beneficial Bancorp, Inc.	116,800	1,973,920
Berkshire Hills Bancorp, Inc.	111,570	4,540,899
Blucora, Inc.*	23,800	957,950
Blue Capital Reinsurance Holdings, Ltd.+	11,127	113,495
BSB Bancorp, Inc.*	25,500	831,300
C&F Financial Corp.	3,400	199,750
California First National Bancorp	31,500	526,050
Camden National Corp.	33,779	1,467,360
Cannae Holdings, Inc.*	30,900	647,355
Capital City Bank Group, Inc.	81,250	1,896,375
Capstar Financial Holdings, Inc.	4,900	81,830
CB Financial Services, Inc.+	13,500	416,475
CenterState Bank Corp.	9,225	258,761
Central Pacific Financial Corp.	6,496	171,689
Central Valley Community Bancorp	51,000	1,102,110
Century Bancorp, Inc., Class A	14,300	1,033,175
Chemung Financial Corp.+	12,293	521,592
Citizens Community Bancorp, Inc.	17,500	245,000
Citizens, Inc.*+	17,200	144,480
Civista Bancshares, Inc.	31,921	768,977
CNB Financial Corp.	70,800	2,043,288
Coastway Bancorp, Inc.*	500	14,100
Codorus Valley Bancorp, Inc.	7,766	242,610

Industry Company	Shares	Value

Financials (continued)
Colony Bankcorp, Inc.	1,500	$ 26,700
Community Bankers Trust Corp.*	48,000	422,400
Community Financial Corp. (The)+	3,840	128,371
Community Trust Bancorp, Inc.	32,500	1,506,375
ConnectOne Bancorp, Inc.	78,000	1,852,500
Consumer Portfolio Services, Inc.*	168,650	624,005
County Bancorp, Inc.+	8,700	218,370
Cowen, Inc.*+	65,800	1,072,540
Crawford & Co., Class A+	44,000	396,000
Crawford & Co., Class B	40,000	368,400
Customers Bancorp, Inc.*	34,500	811,785
Dime Community Bancshares, Inc.	67,000	1,195,950
DNB Financial Corp.	12,000	442,800
Donegal Group, Inc., Class A+	74,100	1,052,961
Eagle Bancorp Montana, Inc.	3,000	54,450
EMC Insurance Group, Inc.	39,025	964,698
Emclaire Financial Corp.	200	7,010
Employers Holdings, Inc.	99,400	4,502,820
Encore Capital Group, Inc.*+	64,700	2,319,495
Enova International, Inc.*	92,400	2,661,120
Entegra Financial Corp.*	23,600	626,580
Enterprise Bancorp, Inc.	43,175	1,484,788
ESSA Bancorp, Inc.	35,000	569,100
Evans Bancorp, Inc.	9,000	422,550
EZCORP, Inc., Class A*	170,300	1,822,210
Farmers National Banc Corp.	150	2,295
FBL Financial Group, Inc., Class A+	45,666	3,436,366
Federal Agricultural Mortgage Corp., Class C	23,200	1,674,576
FedNat Holding Co.	33,900	863,772
Fidelity Southern Corp.	61,400	1,521,492
Financial Institutions, Inc.	40,300	1,265,420
First BanCorp Puerto Rico*	565,000	5,141,500
First BanCorp Southern Pines NC	27,856	1,128,447
First Bancorp, Inc.	19,550	566,363
First Busey Corp.	46,193	1,434,293
First Business Financial Services, Inc.	14,100	326,838
First Capital, Inc.+	500	19,165

www.bridgeway.com	15

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
First Commonwealth Financial Corp.	88,600	$1,430,004
First Community Bancshares, Inc.	61,300	2,076,844
First Financial Bancorp	27,948	830,056
First Financial Corp.	38,830	1,949,266
First Financial Northwest, Inc.	26,400	437,448
First Guaranty Bancshares, Inc.+	5,499	141,269
First Internet Bancorp	13,800	420,210
First Mid-Illinois Bancshares, Inc.	36,500	1,472,045
First Northwest Bancorp*	2,000	30,800
First United Corp.	12,225	229,830
First US Bancshares, Inc.	5,000	54,250
Flushing Financial Corp.	30,041	733,000
Franklin Financial Network, Inc.*	3,000	117,300
FS Bancorp, Inc.	4,250	236,810
GAIN Capital Holdings, Inc.+	146,000	949,000
German American Bancorp, Inc.	750	26,460
Great Southern Bancorp, Inc.	39,850	2,205,697
Green Bancorp, Inc.	100,000	2,210,000
Greenhill & Co., Inc.	55,000	1,449,250
Greenlight Capital Re, Ltd., Class A*+	20,000	248,000
Hallmark Financial Services, Inc.*	50,158	551,738
Hanmi Financial Corp.	42,400	1,055,760
Hawthorn Bancshares, Inc.	12,480	283,920
HCI Group, Inc.	25,000	1,093,750
Heartland Financial USA, Inc.+	61,950	3,596,198
Heritage Insurance Holdings, Inc.+	30,000	444,600
Home Bancorp, Inc.	15,597	678,158
HomeStreet, Inc.*	64,900	1,719,850
HomeTrust Bancshares, Inc.*	35,000	1,020,250
HopFed Bancorp, Inc.	23,500	411,250
Horace Mann Educators Corp.	94,950	4,263,255
Horizon Bancorp, Inc.	53,542	1,057,454
Independence Holding Co.	14,950	536,705
International Bancshares Corp.	64,600	2,907,000
INTL.FCStone, Inc.*	11,900	575,008
Investment Technology Group, Inc.	76,000	1,646,160

Industry Company	Shares	Value

Financials (continued)
Investors Title Co.	1,000	$ 167,900
James River Group Holdings, Ltd.	79,100	3,371,242
Kingstone Cos., Inc.	21,700	412,300
Lakeland Bancorp, Inc.	70,040	1,264,222
Landmark Bancorp, Inc.	2,315	67,135
LCNB Corp.+	12,700	236,855
Mackinac Financial Corp.	13,400	217,080
Maiden Holdings, Ltd.	162,600	463,410
Marlin Business Services Corp.	28,875	833,044
Mercantile Bank Corp.	2,000	66,740
Meta Financial Group, Inc.	20,078	1,659,447
Mid Penn Bancorp, Inc.	11,200	326,480
Middlefield Banc Corp.	2,000	94,200
Midland States Bancorp, Inc.	55,417	1,778,886
MidSouth Bancorp, Inc.+	41,000	631,400
MidWestOne Financial Group, Inc.	23,300	776,123
MMA Capital Management, LLC*+	1,500	39,000
MutualFirst Financial, Inc.	700	25,795
MVB Financial Corp.	40,300	726,206
National Bankshares, Inc.	1,000	45,450
National Holdings Corp.*	2,000	6,400
National Security Group, Inc. (The)+	200	2,902
National Western Life Group, Inc., Class A	8,450	2,697,240
Navigators Group, Inc. (The)	75,300	5,203,230
Nelnet, Inc., Class A	36,900	2,109,573
Nicholas Financial, Inc.*+	18,400	217,304
Nicolet Bankshares, Inc.*	16,900	921,219
NMI Holdings, Inc., Class A*	185,000	4,190,250
Northeast Bancorp	8,400	182,280
Northrim BanCorp, Inc.	24,073	1,000,233
Northwest Bancshares, Inc.	155,000	2,684,600
Norwood Financial Corp.+	1,500	58,740
Ocwen Financial Corp.*	375,000	1,477,500
OFG Bancorp	100,000	1,615,000
Old Second Bancorp, Inc.	68,712	1,061,600
On Deck Capital, Inc.*	208,000	1,574,560
Oppenheimer Holdings, Inc., Class A	8,619	272,360
Opus Bank	97,500	2,671,500
Orrstown Financial Services, Inc.	28,000	666,400
Parke Bancorp, Inc.	17,327	388,991
PB Bancorp, Inc.	14,500	170,375
Peapack Gladstone Financial Corp.	19,968	616,812

16	Quarterly Report | September 30, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Penns Woods Bancorp, Inc.	1,000	$ 43,450
Peoples Bancorp of North Carolina, Inc.	5,280	152,275
Peoples Bancorp, Inc.	39,550	1,385,436
Peoples Financial Services Corp.+	2,600	110,240
Piper Jaffray Cos.	45,200	3,451,020
Premier Financial Bancorp, Inc.	35,840	662,682
Protective Insurance Corp., Class B	43,700	1,002,915
Provident Financial Holdings, Inc.	53,710	982,893
Provident Financial Services, Inc.	82,500	2,025,375
Prudential Bancorp, Inc.	2,457	42,531
Regional Management Corp.*	52,100	1,502,043
Reliant Bancorp, Inc.+	1,000	25,570
Republic Bancorp, Inc., Class A	35,700	1,645,770
Riverview Bancorp, Inc.	72,478	640,706
Safety Insurance Group, Inc.	18,949	1,697,830
Salisbury Bancorp, Inc.	1,183	49,686
Sandy Spring Bancorp, Inc.	14,300	562,133
SB Financial Group, Inc.	30,952	629,873
SB One Bancorp+	15,000	378,000
Security National Financial Corp., Class A*	15,073	78,380
Severn Bancorp, Inc.+	30,000	294,000
Shore Bancshares, Inc.	60,400	1,076,328
SI Financial Group, Inc.	35,500	497,000
Sierra Bancorp	59,400	1,716,660
Sound Financial Bancorp, Inc.	1,000	39,550
Southern National Bancorp of Virginia, Inc.	10,000	162,000
State Auto Financial Corp.	81,836	2,499,271
Stewart Information Services Corp.	68,350	3,076,434
Summit Financial Group, Inc.+	20,600	478,126
Summit State Bank	6,250	95,938
Territorial Bancorp, Inc.	21,900	647,145
Timberland Bancorp, Inc.	32,000	999,680
Tiptree, Inc.+	56,200	368,110
TowneBank	743	22,922
TriCo Bancshares	200	7,724
TriState Capital Holdings, Inc.*	36,760	1,014,576
Two River Bancorp	36,015	624,500

Industry Company	Shares	Value

Financials (continued)
Union Bankshares Corp.	108,956	$ 4,198,075
United Community Financial Corp.	10,163	98,276
United Financial Bancorp, Inc.	118,100	1,987,623
United Fire Group, Inc.	60,900	3,091,893
United Insurance Holdings Corp.	78,400	1,754,592
Universal Insurance Holdings, Inc.	81,795	3,971,147
Univest Corp. of Pennsylvania	45,000	1,190,250
Waddell & Reed Financial, Inc., Class A+	60,500	1,281,390
Walker & Dunlop, Inc.	76,175	4,028,134
Waterstone Financial, Inc.	43,900	752,885
Wellesley Bank	1,000	33,600
WesBanco, Inc.	98,396	4,386,494
Westbury Bancorp, Inc.*	2,750	60,362
WMIH Corp.*	116,442	161,854
World Acceptance Corp.*	22,500	2,573,100
WSFS Financial Corp.	9,600	452,640

		226,224,012

Health Care - 2.31%
AMAG Pharmaceuticals, Inc.*	67,000	1,340,000
AngioDynamics, Inc.*	102,300	2,224,002
Bioanalytical Systems, Inc.*	4,000	6,440
Community Health Systems, Inc.*+	125,000	432,500
Concert Pharmaceuticals, Inc.*	124,300	1,844,612
Cross Country Healthcare, Inc.*	104,000	907,920
Digirad Corp.	36,447	54,670
Electromed, Inc.*	10,000	65,000
FONAR Corp.*	23,400	582,660
InfuSystem Holdings, Inc.*	118,378	384,728
Kewaunee Scientific Corp.	2,500	78,750
Lannett Co., Inc.*+	35,000	166,250
Magellan Health, Inc.*	47,900	3,451,195
National HealthCare Corp.	22,982	1,732,153
Nobilis Health Corp.*	20,000	20,000
PDL BioPharma, Inc.*	380,800	1,001,504
Quorum Health Corp.*	25,000	146,500
Select Medical Holdings Corp.*	60,000	1,104,000
Surgery Partners, Inc.*	101,500	1,674,750

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Triple-S Management Corp., Class B*	102,100	$ 1,928,669

		19,146,303

Industrials - 17.21%
Acacia Research Corp.*	35,000	112,000
ACCO Brands Corp.	339,800	3,839,740
Aegion Corp.*	120,300	3,053,214
AeroCentury Corp.*	4,300	66,650
Air T, Inc.*	6,700	220,430
Aircastle, Ltd.	162,400	3,558,184
Alpha Pro Tech, Ltd.*	30,500	108,275
American Railcar Industries, Inc.+	30,500	1,406,050
AMREP Corp.*	21,000	153,510
ARC Document Solutions, Inc.*	56,300	159,892
ArcBest Corp.	80,400	3,903,420
Argan, Inc.	4,000	172,000
Armstrong Flooring, Inc.*	45,000	814,500
Arotech Corp.*	35,596	121,026
Art’s-Way Manufacturing Co. Inc*	15,000	37,500
ASV Holdings, Inc.*	53,000	262,350
Atkore International Group, Inc.*	75,000	1,989,750
Atlas Air Worldwide Holdings, Inc.*	65,000	4,143,750
BMC Stock Holdings, Inc.*	106,300	1,982,495
Briggs & Stratton Corp.	169,450	3,258,523
CAI International, Inc.*+	48,600	1,111,482
CBIZ, Inc.*	170,033	4,029,782
Cemtrex, Inc.*+	19,000	27,170
Chart Industries, Inc.*	63,175	4,948,498
Chicago Rivet & Machine Co.	1,000	32,500
Civeo Corp.*	443,200	1,839,280
Columbus McKinnon Corp.	18,800	743,352
Commercial Vehicle Group, Inc.*	60,000	549,600
Costamare, Inc.	305,000	1,979,450
Covenant Transportation Group, Inc., Class A*	80,650	2,343,689
CRA International, Inc.	51,000	2,561,220
DLH Holdings Corp.*	52,500	302,400
Ducommun, Inc.*	47,000	1,919,480
Eagle Bulk Shipping, Inc.*	150,000	843,000
Eastern Co. (The)	20,104	570,954
Ecology & Environment, Inc., Class A	2,811	37,527
Engility Holdings, Inc.*	38,600	1,389,214

Industry Company	Shares	Value

Industrials (continued)
Ennis, Inc.	149,265	$3,052,469
Essendant, Inc.	72,000	923,040
Foundation Building Materials, Inc.*	94,800	1,182,156
FreightCar America, Inc.*	16,200	260,334
FTI Consulting, Inc.*	56,500	4,135,235
Genco Shipping & Trading, Ltd.*	15,000	210,000
General Finance Corp.*	50,000	797,500
Goldfield Corp. (The)*	114,000	484,500
Great Lakes Dredge & Dock Corp.*	239,800	1,486,760
Greenbrier Companies., Inc. (The)	83,400	5,012,340
Griffon Corp.	57,150	922,972
Hawaiian Holdings, Inc.	12,000	481,200
Heidrick & Struggles International, Inc.	54,190	1,834,332
Herc Holdings, Inc.*	5,200	266,240
Heritage-Crystal Clean, Inc.*	14,246	304,152
Hertz Global Holdings, Inc.*	148,800	2,429,904
Highpower International, Inc.*	55,922	150,989
Hurco Cos., Inc.	17,615	794,436
Huron Consulting Group, Inc.*	10,300	508,820
Hyster-Yale Materials Handling, Inc.	17,200	1,058,316
ICF International, Inc.	35,000	2,640,750
IES Holdings, Inc.*+	3,600	70,200
Innovative Solutions & Support, Inc.*	23,300	59,182
Kelly Services, Inc., Class A	68,400	1,643,652
L.B. Foster Co., Class A*	39,400	809,670
L.S. Starrett Co. (The), Class A	23,800	142,800
Limbach Holdings, Inc.*+	27,000	304,290
Manitowoc Co., Inc. (The)*	36,000	863,640
Marten Transport, Ltd.	100,776	2,121,335
Matson, Inc.	116,090	4,601,808
McGrath RentCorp	60,000	3,268,200
Miller Industries, Inc.	22,700	610,630
Navigant Consulting, Inc.	140,900	3,249,154
Nexeo Solutions, Inc.*+	191,100	2,340,975
Northwest Pipe Co.*	20,100	396,975
Orion Group Holdings, Inc.*	66,278	500,399
PAM Transportation Services, Inc.*	10,000	650,900
Pangaea Logistics Solutions, Ltd.*	4,800	16,800
Park-Ohio Holdings Corp.	10,000	383,500

18	Quarterly Report | September 30, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Patriot Transportation Holding, Inc.*	7,500	$ 143,325
Performant Financial Corp.*	93,833	189,543
Powell Industries, Inc.	25,000	906,500
Preformed Line Products Co.	2,200	154,616
Quad/Graphics, Inc.	93,600	1,950,624
Quanex Building Products Corp.	45,000	819,000
Rush Enterprises, Inc., Class A	48,600	1,910,466
Rush Enterprises, Inc., Class B	41,700	1,663,413
Safe Bulkers, Inc.*	251,450	724,176
Scorpio Bulkers, Inc.	195,000	1,413,750
Servotronics, Inc.	1,000	10,840
Sino-Global Shipping America, Ltd.*+	22,300	26,091
SkyWest, Inc.	70,200	4,134,780
SPX FLOW, Inc.*	88,100	4,581,200
Steelcase, Inc., Class A	223,000	4,125,500
Sterling Construction Co., Inc.*	35,000	501,200
Textainer Group Holdings Ltd.*	141,300	1,808,640
Titan Machinery, Inc.*	75,500	1,169,118
Triumph Group, Inc.	74,500	1,735,850
TrueBlue, Inc.*	77,550	2,020,178
Tutor Perini Corp.*	96,200	1,808,560
Ultralife Corp.*	57,350	467,402
Vectrus, Inc.*	5,000	155,950
Veritiv Corp.*	11,133	405,241
Virco Manufacturing Corp.	200	970
VSE Corp.	31,660	1,048,896
Wabash National Corp.	96,000	1,750,080
Willis Lease Finance Corp.*	50,950	1,758,284

		142,946,605

Information Technology - 7.52%
Alpha & Omega
Semiconductor, Ltd.*	161,905	1,882,955
Amkor Technology, Inc.*	255,200	1,885,928
Applied Optoelectronics, Inc.*+	50,000	1,233,000
AutoWeb, Inc.*	600	1,776
Aviat Networks, Inc.*	13,800	222,870
Axcelis Technologies, Inc.*	14,100	277,065
Bel Fuse, Inc., Class B	63,600	1,685,400
Benchmark Electronics, Inc.	121,800	2,850,120
BK Technologies, Inc.	35,000	141,750
Cars.com, Inc.*	90,000	2,484,900

Industry Company	Shares	Value

Information Technology (continued)
Communications Systems, Inc.	5,800	$ 16,240
Computer Task Group, Inc.*	84,900	443,178
Comtech Telecommunications Corp.	61,785	2,240,942
CSP, Inc.	5,150	67,568
CVD Equipment Corp.*+	1,500	9,225
Data I/O Corp.*	22,500	117,675
DHI Group, Inc.*	110,000	231,000
Digi International, Inc.*	48,325	649,971
Diodes, Inc.*	112,600	3,748,454
Electro Scientific Industries, Inc.*	15,000	261,750
Finjan Holdings, Inc.*	20,700	89,217
GSE Systems, Inc.*	22,500	81,000
IEC Electronics Corp.*	17,700	93,279
inTEST Corp.*	54,500	422,375
KEMET Corp.*	126,750	2,351,212
Key Tronic Corp.*	18,600	142,290
Kimball Electronics, Inc.*	59,100	1,161,315
Knowles Corp.*	156,800	2,606,016
Kulicke & Soffa Industries, Inc.	26,232	625,371
KVH Industries, Inc.*	18,200	238,420
LightPath Technologies, Inc., Class A*+	65,000	130,975
ManTech International Corp., Class A	78,882	4,993,231
Meet Group, Inc. (The)*	26,831	132,813
Mind CTI Ltd.	500	1,160
Net 1 UEPS Technologies, Inc.*	171,100	1,368,800
Network-1 Technologies, Inc.	50,000	135,000
Nortech Systems, Inc.*+	1,500	6,165
PCM, Inc.*	82,175	1,606,521
PC-Tel, Inc.	71,950	334,568
Photronics, Inc.*	171,470	1,688,980
Presidio, Inc.	167,300	2,551,325
Rambus, Inc.*	110,000	1,200,100
RF Industries, Ltd.	35,000	248,500
Sanmina Corp.*	60,900	1,680,840
ScanSource, Inc.*	45,500	1,815,450
Seachange International, Inc.*	55,000	98,450
SigmaTron International, Inc.*	7,000	40,250
Steel Connect, Inc.*	10,000	21,300
Stratasys, Ltd.*	115,000	2,657,650
SunPower Corp.*+	300,000	2,190,000
Sykes Enterprises, Inc.*	92,750	2,827,948

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Synacor, Inc.*	15,000	$ 24,000
TESSCO Technologies, Inc.	15,250	232,562
TiVo Corp.	186,400	2,320,680
Trio-Tech International*	13,000	59,410
TSR, Inc.*	1,385	9,903
TTM Technologies, Inc.*	219,402	3,490,686
Ultra Clean Holdings, Inc.*	67,000	840,850
Vishay Precision Group, Inc.*	31,667	1,184,346
Wayside Technology Group, Inc.	7,200	92,880
Westell Technologies, Inc., Class A*	59,900	159,334

		62,406,939

Materials - 6.63%
AdvanSix, Inc.*	11,200	380,240
AgroFresh Solutions, Inc.*	51,700	322,091
American Vanguard Corp.	4,800	86,400
Boise Cascade Co.	65,000	2,392,000
Carpenter Technology Corp.	50,400	2,971,080
China Green Agriculture, Inc.*	43,500	37,841
Clearwater Paper Corp.*	16,182	480,605
Coeur Mining, Inc.*	162,100	863,993
Core Molding Technologies, Inc.	11,900	79,373
Flexible Solutions International, Inc.*	5,000	7,350
Friedman Industries, Inc.	5,000	47,100
FutureFuel Corp.	54,500	1,010,430
Gulf Resources, Inc.*	78,150	82,058
Haynes International, Inc.	22,200	788,100
Hecla Mining Co.	749,000	2,089,710
Intrepid Potash, Inc.*	100,000	359,000
IT Tech Packaging, Inc.*	35,000	29,050
Kaiser Aluminum Corp.	23,350	2,546,551
Kraton Corp.*	169,500	7,991,925
LSB Industries, Inc.*	11,000	107,580
Materion Corp.	71,700	4,337,850
Mercer International, Inc.	129,950	2,183,160
Olympic Steel, Inc.	22,300	465,401
PH Glatfelter Co.	113,900	2,176,629
Rayonier Advanced Materials, Inc.	129,500	2,386,685
Resolute Forest Products, Inc.*	237,500	3,075,625
Schnitzer Steel Industries, Inc., Class A	77,600	2,099,080
Stepan Co.	50,400	4,385,304

Industry Company	Shares	Value

Materials (continued)
SunCoke Energy, Inc.*	216,200	$ 2,512,244
Synalloy Corp.+	2,200	50,270
Tahoe Resources, Inc.*	150,000	418,500
TimkenSteel Corp.*+	20,000	297,400
Trecora Resources*	18,600	260,400
Tredegar Corp.	53,900	1,166,935
Universal Stainless & Alloy Products, Inc.*	1,350	34,438
Verso Corp., Class A*	83,000	2,794,610
Warrior Met Coal, Inc.	138,000	3,731,520

		55,048,528

Real Estate - 0.30%
Altisource Portfolio Solutions SA*+	56,000	1,804,880
Consolidated-Tomoka Land Co.	11,000	685,080
Forestar Group, Inc.*+	1	21

		2,489,981

Telecommunication Services - 1.53%
Alaska Communications Systems Group, Inc.*	344,187	564,467
ATN International, Inc.	22,000	1,625,360
Iridium Communications, Inc.*	392,125	8,822,812
Spok Holdings, Inc.	111,100	1,710,940

		12,723,579

TOTAL COMMON STOCKS - 99.63%		827,264,169

(Cost $618,745,317)

RIGHTS - 0.00%
NewStar Financial, Inc., expiring 12/26/19*Δ	105,100	7,357

TOTAL RIGHTS - 0.00%		7,357

(Cost $75,625)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*	8,501	680

TOTAL WARRANTS - 0.00%		680

(Cost $70,770)

20	Quarterly Report | September 30, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.53%
Fidelity Investments Money Market Government Portfolio Class I	1.92%	4,429,807	$4,429,807

TOTAL MONEY MARKET FUND - 0.53%			4,429,807

(Cost $4,429,807)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.31%
Fidelity Investments Money Market Government Portfolio Class I**	1.92%	27,475,782	27,475,782

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.31%			27,475,782

(Cost $27,475,782)
TOTAL INVESTMENTS - 103.47%			$859,177,795
(Cost $650,797,301)
Liabilities in Excess of Other Assets - (3.47%)			(28,827,172)

NET ASSETS - 100.00%			$830,350,623

*   Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2018.

^  Rate disclosed as of September 30, 2018.

Δ   Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.

+   This security or a portion of the security is out on loan as of September 30, 2018. Total loaned securities had a value of $26,413,155 as of September 30, 2018.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2018 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$827,264,169	$—	$—	$827,264,169
Rights	—	—	7,357	7,357
Warrants	680	—	—	680
Money Market Fund	—	4,429,807	—	4,429,807
Investments Purchased with Cash Proceeds from Securities Lending	—	27,475,782	—	27,475,782

TOTAL	$827,264,849	$31,905,589	$7,357	$859,177,795

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings

www.bridgeway.com	21

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2018 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
	Rights	Total
Balance as of 06/30/2018	$ 31,530	$ 31,530
Purchases	—	—
Return of Capital	(24,459)	(24,459)
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	286	286
Transfers in	—	—
Transfers out	—	—

Balance as of 09/30/2018	$ 7,357	$ 7,357

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2018	$286	$286

See Notes to Schedule of Investments.

22	Quarterly Report | September 30, 2018 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 9 investment funds as of September 30, 2018 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2018, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Growth and Small-Cap Value. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2018 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Investments Money Market Government Portfolio - Class I, which is held by the Funds, invests primarily in securities that are valued at amortized cost. Therefore, this investment is classified as a Level 2 investment.

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2018 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2018, there were no transfers from Level 1 to Level 2 or from Level 2 to Level 1 in any of the Funds. Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

24	Quarterly Report | September 30, 2018 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2018 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

www.bridgewayomni.com	25

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date November 21, 2018

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date November 21, 2018

*	Print the name and title of each signing officer under his or her signature.